Strategist Growth and Income Fund, Inc.


1998 Semiannual Report


                     Strategist Balanced Fund

                       Strategist Equity Fund

                Strategist Equity Income Fund

                 Strategist Total Return Fund

 Table of contents


Financial statements (Strategist Growth and Income Fund, Inc.)           4
Notes to financial statements (Strategist Growth and Income Fund, Inc.) 12
Financial statements (Balanced Portfolio)                               18
Notes to financial statements (Balanced Portfolio)                      21
Investments in securities (Balanced Portfolio)                          26
Financial statements (Equity Portfolio)                                 46
Notes to financial statements (Equity Portfolio)                        49
Investments in securities (Equity Portfolio)                            54
Financial statements (Equity Income Portfolio)                          66
Notes to financial statements (Equity Income Portfolio)                 69
Investments in securities (Equity Income Portfolio)                     74
Financial statements (Total Return Portfolio)                           85
Notes to financial statements (Total Return Portfolio)                  88
Investments in securities (Total Return Portfolio)                      94




      Strategist Growth and Income Fund, Inc.

 Financial statements


Statements of assets and liabilities
Strategist Growth and Income Fund, Inc.
March 31, 1998 (Unaudited)


                                                     Strategist    Strategist
                                                  Balanced Fund   Equity Fund

Assets
Investment in corresponding Portfolio (Note 1)       $1,162,395      $905,241
Organizational costs (Note 1)                             1,596         1,596
Expense receivable from AEFC                                 --         7,755
                                                         ------         -----
Total assets                                          1,163,991       914,592
                                                      ---------       -------

Liabilities
Accrued distribution fee                                      8             6
Accrued transfer agency fee                                   2             1
Accrued administrative services fee                           1             1
Other accrued expenses                                   47,719        16,505
                                                         ------        ------
Total liabilities                                        47,730        16,513
                                                         ------        ------
Net assets applicable to outstanding capital stock   $1,116,261      $898,079
                                                     ----------      --------

Represented by
Capital stock-- $.01 par value (Note 1)              $      669      $    284
Additional paid-in capital                              941,696       626,305
Undistributed net investment income                       1,521         2,633
Accumulated net realized gain (loss)                     47,499        40,980
Unrealized appreciation (depreciation) on
  investments and on translation of assets
  and liabilities in foreign currencies                 124,876       227,877
                                                        -------       -------
Total -- representing net assets applicable to
   outstanding capital stock                         $1,116,261      $898,079
                                                     ----------      --------
Shares outstanding                                       66,908        28,398
                                                         ------        ------
Net asset value per share of outstanding capital stock   $16.68      $  31.62
                                                         ------      --------


See accompanying notes to financial statements.

 Financial statements

Statements of assets and liabilities
Strategist Growth and Income Fund, Inc.
March 31, 1998 (Unaudited)



                                          Strategist Equity   Strategist Total
                                                Income Fund        Return Fund

Assets
Investment in corresponding Portfolio (Note 1)      $986,152          $793,620
Expense receivable from AEFC                               8                 5
Organizational costs (Note 1)                          1,596             1,596
                                                       -----             -----
Total assets                                         987,756           795,221
                                                     -------           -------

Liabilities
Dividends payable to shareholders                        196                --
Accrued distribution fee                                   7                 5
Accrued transfer agency fee                                2                 1
Accrued administrative services fee                        1                 1
Other accrued expenses                                22,997            21,748
                                                      ------            ------
Total liabilities                                     23,203            21,755
                                                      ------            ------
Net assets applicable to outstanding capital stock  $964,553          $773,466
                                                    --------          --------

Represented by
Capital stock-- $.01 par value (Note 1)             $    842          $    542
Additional paid-in capital                           755,502           646,415
Undistributed (excess of distributions over)
   net investment income                                 570              (179)
Accumulated net realized gain (loss)                  47,653            25,669
Unrealized appreciation (depreciation) on
   investments and on translation of assets and
   liabilities in foreign currencies                 159,986           101,019
                                                     -------           -------
Total -- representing net assets applicable to
   outstanding capital stock                        $964,553          $773,466
                                                    --------          --------
Shares outstanding                                    84,248            54,209
                                                      ------            ------
Net asset value per share of outstanding capital stock 11.45          $  14.27
                                                       -----          --------


See accompanying notes to financial statements.

      Strategist Growth and Income Fund, Inc.


Statements of operations
Strategist Growth and Income Fund, Inc.
Six months ended March 31, 1998 (Unaudited)


                                              Strategist    Strategist Equity
                                           Balanced Fund         Fund
Investment income
Income:
Dividends                                            $ 7,102       $   6,563
Interest                                              14,363           1,150
  Less foreign taxes withheld                            (12)            (80)
                                                         ---             ---
Total income                                          21,453           7,633
                                                      ------           -----
Expenses (Note 2):
Expenses allocated from corresponding Portfolio        1,765           1,912
Distribution fee                                         898           1,000
Transfer agency fee                                      236             231
Administrative services fees and expenses                143             160
Compensation of board members                            268              --
Postage                                                  268           1,700
Registration fees                                        647           4,425
Reports to shareholders                                   --           1,360
Audit fees                                             1,600           1,600
Other                                                     --             404
                                                                         ---
Total expenses                                         5,825          12,792
  Less expenses reimbursed by AEFC                       (20)         (7,792)
                                                         ---          ------
Total net expenses                                     5,805           5,000
                                                       -----           -----
Investment income (loss)-- net                        15,648           2,633
                                                      ------           -----

Realized and unrealized gain (loss) -- net Net realized gain (loss) on:
   Security transactions                              46,323          44,676
   Foreign currency transactions                      (1,016)            184
   Financial futures contracts                         5,100              --
                                                       -----           -----
Net realized gain (loss) on investments               50,407          44,860
Net change in unrealized appreciation (depreciation)
   on investments and on translation of assets and
   liabilities in foreign currencies                  27,160          59,759
                                                      ------          ------
Net gain (loss) on investments and foreign currencies 77,567         104,619
                                                      ------         -------
Net increase (decrease) in net assets
   resulting from operations                         $93,215        $107,252
                                                     -------        --------


See accompanying notes to financial statements.

Statements of operations
Strategist Growth and Income Fund, Inc.
Six months ended March 31, 1998 (Unaudited)


                                            Strategist Equity  Strategist Total
                                                  Income Fund    Return Fund
Investment income
Income:
Dividends                                            $ 10,285        $ 2,768
Interest                                                4,657          9,360
  Less foreign taxes withheld                             (13)           (46)
                                                          ---            ---
Total income                                           14,929         12,082
                                                       ------         ------
Expenses (Note 2):
Expenses allocated from corresponding Portfolio         2,195          1,704
Distribution fee                                        1,056            864
Transfer agency fee                                       346            138
Administrative services fees and expenses                 169            138
Registration fees                                       1,546          6,305
Audit fees                                              1,600          1,600
                                                        -----          -----
Total expenses                                          6,912         10,749
  Less expenses reimbursed by AEFC                     (1,691)        (6,251)
                                                       ------         ------
Total net expenses                                      5,221          4,498
                                                        -----          -----
Investment income (loss)-- net                          9,708          7,584
                                                        -----          -----

Realized and unrealized gain (loss) -- net Net realized gain (loss) on:
   Security transactions                               48,326         33,021
   Financial futures contracts                          4,740         (2,179)
   Foreign currency transactions                            9            579
   Option contracts written                                --           (334)
                                                        -----           ----
Net realized gain (loss) on investments                53,075         31,087
Net change in unrealized appreciation (depreciation)
   on investments and on translation of assets and
   liabilities in foreign currencies                   40,794         24,055
                                                       ------         ------
Net gain (loss) on investments and foreign currencies  93,869         55,142
                                                       ------         ------
Net increase (decrease) in net assets resulting
   from operations                                   $103,577        $62,726
                                                     --------        -------


See accompanying notes to financial statements.

      Strategist Growth and Income Fund, Inc.


      Statements of changes in net assets
      Strategist Growth and Income Fund, Inc.


                                                  Strategist Balanced Fund

                                              Six months ended   Year ended
                                              March 31, 1998  Sept. 30, 1997
                                                (Unaudited)

Operations and distributions
Investment income (loss) -- net                     $   15,648     $ 33,047
Net realized gain (loss) on investments                 50,407       62,709
Net change in unrealized appreciation (depreciation)
   on investments and on translation of assets and
   liabilities in foreign currencies                    27,160       74,606
                                                        ------       ------
Net increase (decrease) in net assets resulting
   from operations                                      93,215      170,362
                                                        ------      -------
Distributions to shareholders from:
   Net investment income                               (15,549)     (32,085)
   Net realized gain                                   (59,803)          --
                                                       -------       ------
Total distributions                                    (75,352)     (32,085)
                                                       -------      -------


Capital share transactions (Note 3)
Proceeds from sales                                    149,551      225,783
Reinvestment of distributions at net asset value        75,352       32,085
Payments for redemptions                               (21,550)     (25,917)
                                                       -------      -------
Increase (decrease) in net assets from capital
   share transactions                                  203,353      231,951
                                                       -------      -------
Total increase (decrease) in net assets                221,216      370,228
Net assets at beginning of period                      895,045      524,817
                                                       -------      -------
Net assets at end of period                         $1,116,261     $895,045
                                                    ----------     --------
Undistributed net investment income                 $    1,521     $  1,422
                                                    ----------     --------


See accompanying notes to financial statements.

      Statements of changes in net assets
      Strategist Growth and Income Fund, Inc.


                                                     Strategist Equity Fund

                                               Six months ended  Year ended
                                                 March 31, 1998 Sept. 30, 1997
                                                  (Unaudited)

Operations and distributions
Investment income (loss) -- net                        $  2,633     $ 14,159
Net realized gain (loss) on investments                  44,860       55,053
Net change in unrealized appreciation (depreciation)
   on investments and on translation of assets and
   liabilities in foreign currencies                     59,759      114,216
                                                         ------      -------
Net increase (decrease) in net assets resulting
   from operations                                      107,252      183,428
                                                        -------      -------
Distributions to shareholders from:
  Net investment income                                  (2,610)     (12,677)
  Net realized gain                                     (30,218)          --
                                                        -------       ------
Total distributions                                     (32,828)     (12,677)
                                                        -------      -------


Capital share transactions (Note 3)
Proceeds from sales                                      24,420       72,008
Reinvestment of distributions at net asset value         32,828       12,677
Payments for redemption                                 (11,912)     (11,233)
                                                        -------      -------
Increase (decrease) in net assets from capital
   share transactions                                    45,336       73,452
                                                         ------       ------
Total increase (decrease) in net assets                 119,760      244,203
Net assets at beginning of period                       778,319      534,116
                                                        -------      -------
Net assets at end of period                            $898,079     $778,319
                                                       --------     --------
Undistributed net investment income                    $  2,633     $  2,610
                                                       --------     --------


See accompanying notes to financial statements.

      Strategist Growth and Income Fund, Inc.


      Statements of changes in net assets
      Strategist Growth and Income Fund, Inc.



                                              Strategist Equity Income Fund

                                              Six months ended   Year ended
                                               March 31, 1998  Sept. 30, 1997
                                                (Unaudited)

Operations and distributions
Investment income (loss) -- net                        $  9,708     $ 25,154
Net realized gain (loss) on investments                  53,075       64,629
Net change in unrealized appreciation (depreciation)
   on investments and on translation of assets and
   liabilities in foreign currencies                     40,794       85,635
                                                         ------       ------
Net increase (decrease) in net assets resulting
   from operations                                      103,577      175,418
                                                        -------      -------
Distributions to shareholders from:
   Net investment income                                (10,463)     (24,199)
   Net realized gain                                    (61,081)          --
                                                        -------       ------
Total distributions                                     (71,544)     (24,199)
                                                        -------      -------


Capital share transactions (Note 3)
Proceeds from sales                                      54,691      144,070
Reinvestment of distributions at net asset value         71,472       24,145
Payments for redemptions                                (20,702)     (25,885)
                                                        -------      -------
Increase (decrease) in net assets from
   capital share transactions                           105,461      142,330
                                                        -------      -------
Total increase (decrease) in net assets                 137,494      293,549
Net assets at beginning of period                       827,059      533,510
                                                        -------      -------
Net assets at end of period                            $964,553     $827,059
                                                       --------     --------
Undistributed net investment income                    $    570     $  1,325
                                                       --------     --------


See accompanying notes to financial statements.

      Statements of changes in net assets

      Strategist Growth and Income Fund, Inc.


                                               Strategist Total Return Fund

                                             Six months ended    Year ended
                                              March 31, 1998  Sept. 30, 1997
                                                (Unaudited)

Operations and distributions
Investment income (loss) -- net                      $  7,584     $ 14,122
Net realized gain (loss) on investments                31,087       68,331
Net change in unrealized appreciation (depreciation)
   on investments and on translation of assets and
   liabilites in foreign currencies                    24,055       36,821
                                                       ------       ------
Net increase (decrease) in net assets resulting
   from operations                                     62,726      119,274
                                                       ------      -------
Distributions to shareholders from:
  Net investment income                                (8,818)     (13,416)
  Net realized gain                                   (58,828)          --
                                                      -------       ------
Total distributions                                   (67,646)     (13,416)
                                                      -------      -------


Capital share transactions (Note 3)
Proceeds from sales                                    29,210       55,803
Reinvestment of distributions at net asset value       67,641       13,416
Payments for redemptions                               (4,893)     (17,370)
                                                       ------      -------
Increase (decrease) in net assets from capital
   share transactions                                  91,958       51,849
                                                       ------       ------
Total increase (decrease) in net assets                87,038      157,707
Net assets at beginning of period                     686,428      528,721
                                                      -------      -------
Net assets at end of period                          $773,466     $686,428
                                                     --------     --------
Undistributed (excess of distributions over)
   net investment income                             $   (179)    $  1,055
                                                     --------     --------


See accompanying notes to financial statements.

      Strategist Growth and Income Fund, Inc.


 Notes to financial statements


Strategist Growth and Income Fund, Inc.
(Unaudited as to March 31, 1998)

1. Summary of significant accounting policies

      Strategist  Balanced Fund (Balanced Fund),  Strategist Equity Fund (Equity
      Fund), Strategist Equity Income Fund (Equity Income Fund), and Strategist Total Return Fund (Total Return Fund) are series of capital stock within Strategist Growth and Income Fund, Inc. Each Fund is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. Strategist Growth and Income, Inc. has 3 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board.

      Investments in Portfolios

      Each of the Funds seeks to achieve its investment objectives by investing all of its net investable assets in a corresponding series of Growth and Income Trust (the Trust).

      Balanced Fund invests all of its assets in Balanced Portfolio, an open-end investment company that has the same objectives as the Fund. Balanced Portfolio balances its investments between common stocks and senior securities (preferred stocks and debt securities) issued by U.S. and foreign companies.

      Equity Fund invests all of its assets in Equity Portfolio, an open-end investment company that has the same objectives as the Fund. Equity Portfolio invests primarily in common stocks and securities convertible into common stocks.

      Equity Income Fund invests all of its assets in Equity Income Portfolio, an open-end investment company that has the same objectives as the Fund. Equity Income Portfolio seeks to provide a high level of current income and, as a secondary goal, steady growth of capital by investing primarily in dividend-paying stocks.

      Total Return Fund invests all of its assets in Total Return Portfolio, an open-end investment company that has the same objectives as the Fund. Total Return Portfolio invests primarily in U.S. equity securities, U.S. and foreign debt securities, foreign equity securities, and money market instruments.

      Each Fund records daily its share of the corresponding Portfolio's income, expenses and realized and unrealized gains and losses. The financial statements of the Portfolios are included elsewhere in this report and should be read in conjunction with the Funds' financial statements. Each Fund records its investment in the corresponding Portfolio at the value that is equal to the Fund's proportionate ownership interest in the net assets of the Portfolio. As of March 31, 1998, the percentages of the corresponding Portfolio owned by Balanced Fund, Equity Fund, Equity Income Fund, and Total Return Fund were 0.02%, 0.02%, 0.04%, and 0.03%, respectively. Valuation of securities held by the Portfolios is discussed in Note 1 of the Portfolios' "Notes to financial statements," which are included elsewhere in this report.

      Organizational costs

      Each Fund incurred organizational expenses in connection with the start-up and initial registration of the Fund. These costs will be amortized over 60 months on a straight-line basis beginning with the commencement of operations. If any or all of the shares held by AEFC representing initial capital of the Fund are redeemed during the amortization period, the redemption proceeds will be reduced by the pro rata portion of the unamortized organizational cost balance.

      Use of estimates

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

      Federal taxes

      Since each Fund's policy is to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to the shareholders, no provision for income or excise taxes is required.

      Net investment income (loss) and net realized gains (losses) allocated from the Portfolios may differ for financial statement and tax purposes primarily because of the deferral of losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Funds.

      Dividends to shareholders

      Dividends from net investment income, declared quarterly and paid at the end of each calendar quarter for Balanced Fund, Equity Fund and Total Return Fund, and declared daily and paid each calendar quarter for Equity Income Fund, are reinvested in additional shares of the Funds at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

      Other

      At March 31, 1998, AEFC owned 41,399 shares for Balanced Fund, 25,086 shares for Equity Fund, 66,981 shares for Equity Income Fund and 48,652 shares for Total Return Fund.


2. Expenses and sales charges

      In addition to the expenses allocated from the Portfolio, each Fund accrues its own expenses as follows:

      Each Fund entered into an agreement with AEFC for providing administrative services. Under its Administrative Services Agreement, each Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.04% to 0.02% annually.

      Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. Each Fund pays AECSC an annual fee per shareholder account of $20.

      Under a Plan and Agreement of Distribution, each Fund pays American Express Service Corporation (the Distributor) a distribution fee at an annual rate of 0.25% of the Fund's average daily net assets for distribution related services.

      AEFC and the Distributor have agreed to waive certain fees and to absorb certain other of Fund expenses through Dec. 31, 1998. Under this agreement, each Fund's total expenses will not exceed 1.25% (1.30% for Total Return Fund) of each of the Fund's average daily net assets. In addition, for the six months ended March 31, 1998, AEFC further voluntarily agreed to waive certain fees and expenses to 1.23% for Balanced Fund and 1.24% for Equity Income Fund.


3. Capital share transactions

      Transactions in shares of capital stock for the periods indicated are as follows:

                                Six months ended March 31, 1998

                                                  Equity       Total
                         Balanced     Equity      Income      Return
                           Fund        Fund        Fund        Fund
Sold                       9,361         865       5,022       2,133
Issued for reinvested
   distributions           4,857       1,180       7,006       5,204
Redeemed                  (1,318)       (404)     (1,893)       (360)
                          ------        ----      ------        ----
Net increase (decrease)   12,900       1,641      10,135       6,977
                          ------       -----      ------       -----



                                   Year ended Sept. 30, 1997

                                                  Equity       Total
                         Balanced     Equity      Income      Return
                           Fund        Fund        Fund        Fund
Sold                      15,132       2,872      15,615       4,254
Issued for reinvested
   distributions           2,072         477       2,319         981
Redeemed                  (1,859)       (437)     (3,659)     (1,262)
                          ------        ----      ------      ------
Net increase (decrease)   15,345       2,912      14,275       3,973
                          ------       -----      ------       -----



4.  Financial highlights

      The  tables  below  show  certain  important  financial   information  for
      evaluating each Fund's results.

      Fiscal period ended Sept. 30,
      Per share income and capital changes(a)

                                                 Balanced Fund                   Equity Fund
                                       1998(c)    1997    1996(b)           1998(c)     1997     1996(b)

Net asset value,                       $16.57   $13.57    $13.36            $29.09    $22.40     $21.73
beginning of period

Income from investment operations:

Net investment income (loss)             .26       .66       .18              (.18)      .54        .21

Net gains (losses) (both                1.23      2.99       .17              3.91      6.64        .62
realized and unrealized)

Total from investment                   1.49      3.65       .35              3.73      7.18        .83
operations

Less Distributions:

Dividends from net                      (.26)     (.65)     (.14)             (.09)     (.49)      (.16)
investment income

Distributions from                     (1.12)       --        --             (1.11)       --         --
realized gains

Total distributions                    (1.38)     (.65)     (.14)            (1.20)     (.49)      (.16)

Net asset value,                      $16.68    $16.57    $13.57            $31.62    $29.09     $22.40
end of period

Ratios/supplemental data:

Net assets, end of                    $1,116      $895      $525              $898      $778       $534
period (in thousands)

Ratio of expenses to                 1.23%(d)     .62%    1.25%d            1.25%d      .58%     1.25%d
average daily net assetse

Ratio of net income (loss)           3.32%(d)    4.60%    3.91%d             .66%d     2.17%     3.06%d
to average daily net assets

Total return                            9.7%     27.4%      2.6%             12.4%     28.3%       3.8%

Portfolio turnover rate (excluding       44%       49%       14%               41%       82%        21%
short-term securities)

Average brokerage commission ratef    $.0456    $.0465    $.0483            $.0447    $.0320     $.0488

a For a share outstanding throughout the period. Rounded to the nearest cent.
b Inception date was May 13, 1996.
c Six months ended March 31,1998 (Unaudited).
d Adjusted to an annual basis.
e The Advisor and Distributor voluntarily  limited  total  operating  expenses.
  Without this agreement, the ratio of expenses to average daily net assets would have been 1.24%, 6.35% and 34.04% for Balanced Fund for periods ended
  1998, 1997 and 1996, respectively,  3.20%, 1.13% and 34.21% for Equity Fund for the periods ended 1998, 1997 and 1996,  respectively.
f Effective fiscal year 1996, the Fund is required to disclose an average brokerage commission rate per share for security trades on which commissions are charged. The comparability of this information may be affected by the fact that commission rates per share vary significantly among foreign countries.




Financial highlights (continued)

Fiscal period ended Sept. 30,

Per share income and capital changes(a)

                                        Equity Income Fund               Total Return Fund

                                     1998(b)    1997   1996(c)        1998(b)   1997   1996(c)
Net asset value,                     $11.16    $8.92    $8.68         $14.53  $12.22   $11.89
beginning of period

Income from investment operations:

Net investment income (loss)            .12      .37      .13            .15     .31      .06

Net gains (losses) (both               1.13     2.22      .23           1.01    2.29      .31
realized and unrealized)

Total from investment                  1.25     2.59      .36           1.16    2.60      .37
operations

Less distributions:

Dividends from net                     (.14)    (.35)    (.12)          (.18)   (.29)    (.04)
investment income

Distributions from                     (.82)      --       --          (1.24)     --       --
realized gains

Total distributions                    (.96)    (.35)    (.12)         (1.42)   (.29)     (.04)

Net asset value,                     $11.45   $11.16    $8.92         $14.27  $14.53    $12.22
end of period

Ratios/supplemental data:

Net assets, end of                     $965     $827     $534           $773    $686      $529
period (in thousands)

Ratio of expenses to                 1.24%e    1.07%   1.25%e         1.30%e   1.26%    1.30%e
average daily net assets(d)

Ratio of net income (loss)           2.30%e    3.65%   3.51%e         2.19%e   2.29%     .96%e
to average daily net assets

Total return                          12.3%    29.4%     4.1%           9.0%   21.4%      3.2%

Portfolio turnover rate (excluding      43%      81%      17%            59%     99%       35%
short-term securities)

Average brokerage commission rate(f)   $.0480   $.0482   $.0324         $.0115  $.0339    $.0384


a For a share outstanding throughout the period. Rounded to the nearest cent.
b Six months ended March 31, 1998 (Unaudited).
c Inception date was May 13, 1996.
d The Advisor and Distributor voluntarily limited total operating expenses.
  Without this agreement, the ratio of expenses to average daily net assets would have been 1.64%, 4.53% and 24.26% for Equity Income Fund for periods ended 1998, 1997 and 1996, respectively, and 3.11%, 2.79% and 31.60% for
  Total Return Fund for the periods ended 1998, 1997 and 1996, respectively.
e Adjusted to an annual basis.
f Effective fiscal year 1996, the Fund is required to disclose an average brokerage commission rate per share for security trades on which commissions are charged. The comparability of this information may be affected by the fact that commission rates per share vary significantly among foreign countries.


      Strategist Growth and Income Fund, Inc.



 Financial statements


Statement of assets and liabilities
Balanced Portfolio
March 31, 1998


Assets                                                   (Unaudited)
Investments in securities, at value (Note 1)
   (identified cost $4,638,329,753)                   $5,318,291,809
Dividends and accrued interest receivable                 31,344,689
Receivable for investment securities sold                 39,556,553
U.S. government securities held as collateral (Note 6)   101,889,084
                                                         -----------
Total assets                                           5,491,082,135
                                                       -------------

Liabilities
Disbursements in excess of cash on demand deposit          2,476,181
Payable for investment securities purchased               33,171,591
Payable upon return of securities loaned (Note 6)        105,365,284
Accrued investment management services fee                     4,647
Option contracts written, at value
   (premium received $809,749) (Note 4)                      408,431
Other accrued expenses                                        82,182
                                                              ------
Total liabilities                                        141,508,316
                                                         -----------
Net assets                                            $5,349,573,819
                                                      --------------


See accompanying notes to financial statements.

Statement of operations
Balanced Portfolio
Six months ended March 31, 1998



Investment income                                                  (Unaudited)
Income:
Dividends                                                        $ 35,603,287
Interest                                                           72,064,059
   Less foreign taxes withheld                                        (48,363)
                                                                      -------
Total income                                                      107,618,983
                                                                  -----------

Expenses (Note 2):
Investment management services fee                                 11,934,850
Compensation of board members                                          13,417
Custodian fees                                                        192,524
Audit fees                                                             14,813
                                                                       ------
Total expenses                                                     12,155,604
   Earnings credits on cash balances (Note 2)                          (7,755)
                                                                       ------
Total net expenses                                                 12,147,849
                                                                   ----------
Investment income (loss) -- net                                    95,471,134
                                                                   ----------

Realized and unrealized gain (loss) -- net Net realized gain (loss) on:

   Security transactions (Note 3)                                 298,030,947
   Financial futures contracts (Note 5)                            28,559,979
   Foreign currency transactions                                   (4,873,363)
                                                                   ----------
Net realized gain (loss) on investments                           321,717,563
                                                                  -----------
Net change in unrealized appreciation (depreciation)
   on investments and on translation of assets and
   liabilities in foreign currencies                               50,523,616
                                                                   ----------
Net gain (loss) on investments and foreign currencies             372,241,179
                                                                  -----------
Net increase (decrease) in net assets resulting from operations  $467,712,313
                                                                 ------------


See accompanying notes to financial statements.

      Strategist Growth and Income Fund, Inc.


Statements of changes in net assets
Balanced Portfolio

                                           March 31, 1998   Sept. 30, 1997
                                         Six months ended       Year ended
                                            (Unaudited)

Operations
Investment income (loss)-- net             $   95,471,134   $  191,274,275
Net realized gain (loss) on investments       321,717,563      535,161,611
Net change in unrealized appreciation
   (depreciation) on investments and on
   translation of assets and liabilities in
   foreign currencies                          50,523,616      270,752,151
                                               ----------      -----------
Net increase (decrease) in net assets
   resulting from operations                  467,712,313      997,188,037
Net contributions (withdrawals) from partners  28,541,608     (161,960,911)
                                               ----------     ------------
Total increase (decrease) in net assets       496,253,921      835,227,126
Net assets at beginning of period           4,853,319,898    4,018,092,772
                                            -------------    -------------
Net assets at end of period                $5,349,573,819   $4,853,319,898
                                           --------------   --------------


See accompanying notes to financial statements.

 Notes to financial statements


Balanced Portfolio
(Unaudited as to March 31, 1998)

1. Summary of significant accounting policies

      Balanced Portfolio (the Portfolio) is a series of Growth and Income Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. Balanced Portfolio seeks to provide a balance of growth of capital and current income by investing in common stocks and senior securities (preferred stocks and debt securities) issued by U.S. and foreign companies. The Portfolio also may invest in derivative instruments and money market instruments. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio.

      Significant accounting polices followed by the Portfolio are summarized below:

Use of estimates

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Valuation of securities

      All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions

      In order to produce incremental earnings, protect gains and facilitate buying and selling of securities for investment purposes, the Portfolio may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where the completion of the obligation is dependent upon the credit standing of the other party. The Portfolio also may buy and sell put and call options and write covered call options on portfolio securities and may write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity of profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

      Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions

      In order to gain exposure to or protect itself from changes in the market, the Portfolio may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

      Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts

      Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement dates on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

      The Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Portfolio is subject to the credit risk that the other party will not complete the obligations of the contract.

Illiquid securities

      At March 31, 1998, investments in securities included issues that are illiquid. The Portfolio currently limits investments in illiquid securities to 10% of net assets, at market value, at the time of purchase. The aggregate value of such securities at March 31, 1998 was $4,116,280 representing 0.08% of net assets. Pursuant to guidelines adopted by the board, certain unregistered securities are determined to be liquid and are not included within the 10% limitation specified above.

Federal taxes

      For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Accordingly, as a "pass-through" entity, the Portfolio does not pay any income dividends or capital gain distributions.

Other

      Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including level-yield amortization of premium and discount, is accrued daily.


2. Fees and expenses

      The Trust, on behalf of the Portfolio, has entered into an Investment Management Services Agreement with AEFC for managing its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.53% to 0.43% annually. The fees may be increased or decreased by a performance adjustment based on a comparison of the performance of Class A shares of IDS Mutual to the Lipper Balanced Fund Index. The maximum adjustment is 0.08% of the Portfolio's average daily net assets on an annual basis. The adjustment decreased the fee by $136,964 for the six months ended March 31, 1998.

      Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, expenses incurred in connection with lending securities of the Portfolio, and any other expenses properly payable by the Trust or Portfolio and approved by the board.

      During the six months ended March 31, 1998, the Portfolio's custodian fees were reduced by $7,755 as a result of earnings credits from overnight cash balances.

      Pursuant to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the units of the Trust.


3. Securities transactions

      Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $2,287,386,523 and $1,968,617,188, respectively, for the six months ended March 31, 1998. For the same period, the portfolio turnover rate was 44%. Realized gains and losses are determined on an identified cost basis.

      Brokerage commissions paid to brokers affiliated with AEFC were $10,422 during this period.

4. Option contracts written

      The number of contracts and premium amounts associated with option contracts written is as follows:

                              Six months ended March 31, 1998
                                           Calls
                               Contracts                Premium
Balance Sept. 30, 1997              --                   $     --
Opened                           1,233                    809,749
                                 -----                    -------
Balance March 31, 1998           1,233                   $809,749
                                 -----                   --------

See "Summary of significant accounting policies."


5. Stock index futures contracts

      At March 31, 1998, cash was pledged as collateral to cover initial margin deposits on 1,150 open purchase contracts. The market value of the open purchase contracts at March 31, 1998 was $319,268,750 with a net unrealized gain of $4,307,546. See "Summary of significant accounting policies."


6. Lending of portfolio securities

      At March 31, 1998, securities valued at $105,362,825 were on loan to brokers. For collateral, the Portfolio received $3,476,200 in cash and U.S. government securities valued at $101,889,084. Income from securities lending amounted to $150,665 for the six months ended March 31, 1998. The risks to the Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

      Strategist Growth and Income Fund, Inc.



 Investments in securities


Balanced Portfolio
March 31, 1998 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks - 58.7%
Issuer                                    Shares            Value (a)

Aerospace & defense - 1.7%
AlliedSignal                             800,000          $33,600,000
Litton Inds                              205,200(b)        11,837,475
Rockwell Intl                            815,000           46,760,625
                                                          -----------
Total                                                      92,198,100

Airlines - 0.7%
AMR                                      251,100(b)        35,954,381

Automotive & related - 2.4%
Ford Motor                               725,000           46,989,063
Genuine Parts                          1,218,000           46,436,250
Meritor Automotive                       208,333            5,533,845
TRW                                      577,000           31,807,125
                                                          -----------
Total                                                     130,766,283

Banks and savings & loans - 5.0%
BankAmerica                              525,000           43,378,125
First Chicago NBD                        500,000           44,062,500
First Union                              875,000           49,656,250
Morgan (JP)                              350,000           47,009,375
NationsBank                              600,000           43,762,500
Washington Mutual                        575,000           41,238,281
                                                          -----------
Total                                                     269,107,031

Beverages & tobacco - 1.8%
Fortune Brands                           860,000           34,292,500
Philip Morris                          1,439,000           59,988,313
                                                          -----------
Total                                                      94,280,813



Building materials & construction - 1.4%
American Standard                        800,000(b)        36,700,000
Weyerhaeuser                             700,000           39,550,000
                                                          -----------
Total                                                      76,250,000

Chemicals - 1.4%
Air Products & Chemicals                 420,000           34,807,500
Du Pont (EI) de Nemours                  560,000           38,080,000
                                                          -----------
Total                                                      72,887,500

Communications equipment & services - 0.9%
Motorola                                 815,000           49,409,375

Computers & office equipment - 0.9%
Xerox                                    445,000           47,364,688

Electronics - 1.5%
AMP                                      390,000           17,086,875
Applied Materials                        620,000(b)        21,893,750
Texas Instruments                        450,000           24,356,250
Thomas & Betts                           289,400           18,521,600
                                                          -----------
Total                                                      81,858,475

Energy - 2.9%
Amoco                                  1,040,000           89,830,000
Mobil                                    876,500           67,161,813
                                                          -----------
Total                                                     156,991,813

Energy equipment & services - 0.3%
Santa Fe Intl                            478,500           18,153,094

Financial services - 0.9%
Boston Properties                        314,250(b)        11,057,672
Travelers Group                          650,000           39,000,000
                                                          -----------
Total                                                      50,057,672


Food - 1.2%
General Mills                            400,000           30,400,000
Sara Lee                                 580,000           35,742,500
                                                          -----------
Total                                                      66,142,500

Foreign - 5.8%(c)
B.A.T. Inds                            3,750,000           37,649,276
BCE                                    1,040,000           43,420,000
Elf Aquitaine ADR                      1,400,000(g)        90,650,000
KLM Royal Dutch Air Lines                214,600            8,718,125
Royal Dutch Petroleum                  2,200,000          124,987,499
                                                          -----------
Total                                                     305,424,900

Health care - 5.6%
American Home Products                   689,000           65,713,374
Amgen                                    930,000(b)        56,613,750
Baxter Intl                            1,006,000           55,455,750
Johnson & Johnson                        765,000           56,084,063
Merck & Co                               475,000           60,978,125
                                                          -----------
Total                                                     294,845,062

Health care services - 1.1%
Columbia/HCA Healthcare                1,771,000           57,114,750

Household products - 1.1%
Kimberly-Clark                         1,123,700           56,325,463

Industrial equipment & services - 1.2%
Browning-Ferris Inds                     835,000           27,241,875
Case                                     554,000           37,741,250
                                                          -----------
Total                                                      64,983,125

Insurance - 2.4%
Allstate                                 490,000           45,049,375
Marsh & McLennan                         320,000           27,940,000
Provident Cos                            307,800           10,561,388
St. Paul Cos                             525,000(g)        46,790,625
                                                          -----------
Total                                                     130,341,388


Media - 1.6%
Gannett                                  955,400           68,669,375
Tribune                                  255,000           17,977,500
                                                          -----------
Total                                                      86,646,875

Metals - 1.3%
Aluminum Co of America                   482,500           33,202,031
Reynolds Metals                          555,000           34,097,813
                                                          -----------
Total                                                      67,299,844


Multi-industry conglomerates - 1.0%
Emerson Electric                         850,000           55,409,375

Paper & packaging - 1.6%
Tenneco                                1,272,000           54,298,500
Union Camp                               546,000           32,623,500
                                                          -----------
Total                                                      86,922,000

Real estate investment trust - 1.5%
Equity Office Properties Trust           405,000           12,403,125
Meditrust                                300,000            9,262,500
Nationwide Health Properties             354,000            8,850,000
Security Capital Industrial Trust        700,000           17,937,500
Simon DeBartolo Group                    700,000           23,975,000
Spieker Properties                       129,300            5,333,625
                                                          -----------
Total                                                      77,761,750

Retail - 2.8%
American Stores                        2,400,000           62,400,000
Circuit City Stores                      480,000(m)        20,520,000
Penney (JC)                              915,000           69,254,063
                                                          -----------
Total                                                     152,174,063

Transportation - 0.3%
Burlington Northern Santa Fe             170,000           17,680,000


Utilities -- electric - 3.2%
CMS Energy                             1,100,000           51,631,250
Duke Energy                              416,800           24,825,650
GPU                                      353,400           15,637,950
New Century Energies                     900,000           45,337,500
Northern States Power                    550,000           32,450,000
                                                        -------------
Total                                                     169,882,350

Utilities -- gas - 0.1%
Consolidated Natural Gas                 100,000            5,768,750

Utilities -- telephone - 5.1%
Ameritech                              1,200,000           59,325,000
BellSouth                                850,000           57,428,125
GTE                                      630,000           37,721,250
SBC Communications                       960,000           41,880,000
U S WEST Communications                1,335,000           73,091,249
                                                        -------------
Total                                                     269,445,624

Total common stocks
(Cost: $2,544,777,193)                                 $3,139,447,044




Bonds - 32.3%
Issuer                        Coupon      Principal         Value(a)
                               rate        amount
U.S. government obligations - 10.5%
Govt Trust Certs Israel
    11-15-01                   9.25%     $7,458,030        $7,715,556
Overseas Private Investment
  U.S. Govt Guaranty Series 1996A
    01-15-09                   6.99      17,500,000        18,149,948
Resolution Funding
    10-15-19                   8.125     50,000,000        61,492,000
  Zero Coupon
    01-15-19                   6.50      53,000,000(k)     14,783,285
    10-15-19                   6.32      50,000,000(k)     13,314,500
U.S. Treasury
    09-30-99                   7.125     62,650,000(g)     64,012,637
    11-15-99                   5.875     25,000,000        25,107,000
    01-31-00                   7.75      25,000,000        25,921,250
    03-31-00                   6.875     20,000,000        20,479,800
    04-30-00                   6.75      15,000,000        15,330,450
    08-31-00                   6.25      30,000,000        30,385,800
    07-31-01                   6.625     25,000,000        25,721,000
    11-15-01                   7.50      50,000,000        52,953,500
    05-31-02                   6.50      25,000,000        25,739,250
    09-30-02                   5.875     25,000,000(g)     25,181,000
    08-15-19                   8.125     90,000,000       112,600,799
    08-15-23                   6.25      25,000,000        25,773,750
                                                          -----------
Total                                                     564,661,525

Mortgage-backed securities - 8.0%
Collateralized Mtge Obligation Trust
      12-20-14                 9.95       3,582,274         3,864,629
Federal Home Loan Mtge Corp
      10-01-03                 7.00       5,365,541         5,443,341
      07-01-07                 6.50         490,980           494,383
      07-01-08                 6.75       1,855,116         1,869,994
      06-01-09                 5.50       4,387,248         4,296,213
      01-01-11                 6.50      16,786,807        16,871,412
      10-01-11                 6.50      21,360,364        21,461,398
      03-01-13                 5.50      14,850,015        14,320,983
      08-01-24                 8.00       6,975,948         7,249,405
      10-01-26                 8.50       9,792,977        10,246,392


  Collateralized Mtge Obligation
      01-15-03                 7.50       7,527,343         7,750,905
      04-15-22                 8.50       7,000,000         7,719,810
   Trust Series Z
      05-15-23                 6.50      12,311,618(i)     11,800,686
      10-15-23                 6.50      10,472,800(i)     10,069,283
      04-25-24                 8.25       6,902,804(i)      7,511,769
Federal Natl Mtge Assn
      10-01-02                 7.50         661,459           678,339
      02-15-08                 5.75      40,000,000(g)     39,406,249
      01-01-09                 5.50       6,597,453         6,437,860
      12-01-11                 7.00      21,137,981        21,514,448
      02-01-14                 7.50       1,638,168         1,672,258
      10-25-16                 7.00      11,444,548        11,524,660
      05-01-23                 6.50       5,260,153         5,250,580
      09-01-23                 6.50       8,039,252         8,014,572
      01-01-24                 6.50      14,992,196        14,946,170
      06-01-24                 9.00       6,133,253         6,582,084
      08-01-25                 7.50      20,034,215        20,614,006
      10-01-25                 8.50         376,987           395,501
      05-01-26                 8.50       4,845,298         5,074,190
      06-01-26                 8.50          74,895            78,433
      06-01-26                 8.50       3,340,260         3,498,054
      07-01-26                 8.50       1,319,348         1,381,674
  Collateralized Mtge Obligation
      11-25-07                 4.50      11,900,000        11,065,929
      01-25-24                 5.00       5,880,738         5,738,953
      05-18-26                 5.00      15,000,000        13,570,313
    Trust Series Z
      12-25-06                 8.00      10,698,921(i)     11,275,914
      12-15-14                 7.50       9,338,340(i)      9,807,895
      01-01-20                 8.00      11,971,290(i)     12,876,580
      07-25-22                 7.00      15,518,128(i)     15,924,296
      10-25-22                 7.00      14,594,586(i)     14,920,083
      10-25-23                 6.50       7,323,268(i)      7,018,767
      12-25-23                 6.50      11,597,902(i)     10,735,797
      02-25-24                 6.00       7,661,050(i)      6,802,016


Govt Natl Mtge Assn
      07-20-27                 6.50      23,464,595(j)     23,911,595
Standard Credit Card Trust
      10-07-04                 5.95       8,550,000         8,487,671
                                                          -----------
Total                                                     430,175,490

Aerospace & defense - 0.2%
United Techonologies
    11-15-19                   8.875      9,500,000        11,714,545

Automotive & related - 0.2%
Ford Motor Credit
  Medium-term Nts Series 1
    03-29-01                   6.55      13,000,000        13,175,110

Banks and savings & loans - 1.5%
ABN-Amro Bank
  Sub Nts Series B
    10-15-93                   7.125      7,000,000         7,238,070
BankAmerica
  Series B
    12-31-26                   7.70      10,000,000(h)     10,244,700
First Bank System
  Sub Nts
    09-15-07                   6.875      5,750,000         5,937,048
Fleet Financial Group
  Sub Deb
    01-15-28                   6.875      1,500,000         1,496,940
Mellon Capital
  Company Guaranty Series A
    12-01-26                   7.72       8,000,000         8,330,960
Swiss Bank
  Sub Deb
    07-15-25                   7.50       4,700,000         5,068,104
    09-01-26                   7.75      11,000,000        12,245,860
Union Planters Capital
  Company Guaranty
    12-15-26                   8.20      10,000,000        10,633,700


US Capital
    02-01-27                   8.41      10,000,000(h)     10,882,200
Washington Mutual Capital
  Company Guaranty
    06-01-27                   8.375      5,800,000(h)      6,308,718
                                                          -----------
Total                                                      78,386,300

Building materials & construction - 0.1%
Owens-Corning Fiberglass
    06-01-12                   9.375      3,500,000         4,113,235

Chemicals - 0.2%
USA Waste Services
  Sr Nts
    10-01-07                   7.125     11,000,000        11,457,600

Communications equipment & services - 0.4%
BellSouth Telecommunications
    06-15-05                   6.50       9,000,000         9,216,720
    12-01-95                   7.00      10,000,000        10,383,800
                                                          -----------
Total                                                      19,600,520

Computers & office equipment - 0.1%
Intl Business Machines
    06-15-00                   6.375      5,100,000         5,154,978

Electronics - 0.1%
Harris
    12-01-18                  10.375      4,000,000         4,304,960

Energy - 0.1%
Occidental Petroleum
  Medium-term Nts Series B
    04-10-00                   6.25       6,500,000         6,525,545


Energy equipment & services - 0.7%
Baker Hughes
  Zero Coupon Cv Nts
    05-05-08                   2.23      26,250,000(k)     21,787,500
Diamond Offshore Drilling
  Cv Sr Sub Nts
    09-15-07                   3.125      3,780,000         3,723,300
Global Marine
    09-01-07                   7.125     10,000,000(h)     10,320,400
                                                          -----------
Total                                                      35,831,200


Financial services - 0.9%
Associates Corp of North America
  Sr Nts
    03-15-00                   6.00       6,000,000         6,005,160
Avco Financial Services
  Sr Nts
    07-15-99                   7.25       6,500,000         6,614,075
Bat-Crave-800
    08-12-00                   6.68       7,000,000(h)      7,056,700
Intl Lease Finance
  Medium-term Nts Series F
    04-01-98                   5.99       5,000,000         5,000,000
KFW Intl Finance
    02-15-10                   8.00       6,750,000         7,684,133
Liberty Mutual Insurance
    10-15-97                   7.70      10,000,000        10,571,900
Salomon
  Sr Nts
    01-15-06                   6.75       7,000,000         7,134,540
                                                          -----------
Total                                                      50,066,508


Foreign - 3.2%(c)
Canadian Natl Railroad
  (U.S. Dollar)
    05-15-23                   7.625      6,000,000         6,373,320
Dao Heng Bank
  (U.S. Dollar) Sub Nts
    01-24-07                   7.75      10,000,000(h)      9,111,400
EES Coke Battery
  (U.S. Dollar) Sr Nts
    04-15-02                   7.125      8,529,625(h)      8,602,383
Hyundai Semiconductor
  (U.S. Dollar) Sr Nts
    05-15-04                   8.25      10,000,000(h)      8,370,700
Inter-American Development Bank
  (U.S. Dollar) Sr Deb
    04-11-00                   9.50       5,000,000         5,328,655
Israel Electric
  (U.S. Dollar) Sr Nts
    12-15-06                   7.25      10,000,000        10,180,200
MGM Grand
  (U.S. Dollar)
    02-01-05                   6.95      10,000,000         9,823,400
Morgan (JP)
  (U.S. Dollar) Sr Sub Nts Series A
    02-15-12                   4.00      15,000,000        13,925,249
Nationwide CSN Trust
  (U.S. Dollar)
    02-15-25                   9.875     15,500,000(h)     18,549,934
New York Life Insurance
  (U.S. Dollar)
    12-15-23                   7.50      11,500,000(h)     11,642,715
Petronas
  (U.S. Dollar)
    08-15-15                   7.75      10,000,000         9,199,500
Railcar Leasing
  (U.S. Dollar)
    01-15-13                   7.125     15,000,000(h)     15,737,850
Ras Laffan
  (U.S. Dollar)
    03-15-14                   8.29      10,000,000(h)     10,232,500
Republic of Slovenia
  (U.S. Dollar)
    08-06-01                   7.00       7,200,000(h)      7,345,656

Telecom NewZeal Finance
  (U.S. Dollar)
    02-10-08                   6.50      10,000,000(h)      9,849,260
TU Electric Capital
 (U.S. Dollar) Company Guaranty
    01-30-37                   8.175     10,000,000        10,306,000
Zurich Capital
  (U.S. Dollar) Company Guaranty
    06-01-37                   8.38       7,500,000(h)      8,192,925
                                                          -----------
Total                                                     172,771,647

Health care - 0.1%
Lilly (Eli)
    01-01-36                   6.77       5,000,000         5,131,150

Health care services - 0.1%
Kaiser Permanente
    07-15-05                   9.55       6,000,000         7,112,820

Household products - 0.1%
Procter & Gamble
    09-01-24                   8.00       3,000,000         3,568,500

Insurance - 0.6%
American United Life Insurance
    03-30-26                   7.75       4,000,000(e,h)    4,116,280
Equitable Life Assurance Society
  US Cl B1 Series 174
    05-15-09                   7.33       5,500,000         5,810,750
Principal Mutual
    03-01-44                   8.00       7,150,000(h)      7,619,398
SAFECO Capital
  Company Guaranty
    07-15-37                   8.07      10,000,000        10,520,799
SunAmerica
    04-28-23                   8.125      5,150,000         5,789,991
                                                          -----------
Total                                                      33,857,218



Media - 0.3%
Belo (AH)
  Sr Nts
    06-01-07                   7.125     15,000,000        15,658,650

Miscellaneous - 0.5%
American General Institute Capital
  Company Guaranty Series A
    12-01-45                   7.57      15,000,000(h)     15,493,350
M & I Capital
  Company Guaranty
    12-01-26                   7.65      10,000,000        10,355,000
                                                          -----------
Total                                                      25,848,350

Municipal bonds - 0.7%(l)
Denver Colorado City & County School
  District  1 Taxable-Pension-School
  Facilities Lease (AMBAC Insured)
    12-15-12                   6.94      10,000,000        10,192,800
Los Angeles County California Pension Obligation
  Taxable Revenue Bonds Series 1994C
  Zero Coupon (MBIA Insured)
    06-30-08                   7.05       9,440,000(k)      4,852,160
Los Angeles County California Pension Obligation
  Taxable Revenue Bonds Series 1995D
  (MBIA Insured)
    06-30-08                   6.97      10,500,000        11,040,120
Orange County California Pension Obligation
  Taxable Revenue Bonds (MBIA Insured)
    09-01-09                   7.31       5,000,000         5,388,600
Yale University
    04-15-96                   7.375      4,000,000         4,305,960
                                                          -----------
Total                                                      35,779,640



Paper & packaging - 0.3%
Crown Cork & Seal
    04-15-23                   8.00       6,000,000         6,357,540
Intl Paper
    11-15-12                   5.125     13,400,000        11,586,042
                                                          -----------
Total                                                      17,943,582

Real estate investment trust - 0.1%
Property Trust of America
    02-15-14                   7.50       5,000,000         5,144,600

Retail - 0.3%
Wal-Mart CRAVE Trust
    07-17-06                   7.00      13,442,258(h)     13,789,337

Transportation - 0.7%
Atlas Air
    01-02-10                   8.01      15,000,000        14,956,350
Burlington Northern Santa Fe
    12-15-25                   7.00      10,200,000        10,387,272
CSX
    05-01-27                   7.25      10,000,000        10,664,100
                                                          -----------
Total                                                      36,007,722

Utilities -- electric - 1.1%
Arizona Public Service
    12-30-15                   8.00       5,400,000         5,934,060
Cleveland Electric Illuminating
    07-01-00                   7.19       5,000,000         5,081,700
    07-01-04                   7.67      10,000,000        10,300,000
Entergy Louisiana
  1st Mtge
    03-01-08                   6.50       5,535,000         5,486,846
Pacific Gas & Electric
  1st Mtge Series 1992D
    11-01-22                   8.25       4,600,000         4,989,666
Public Services Electric & Gas
  1st & Ref Mtge
    01-01-16                   6.75      13,000,000        13,145,990
Wisconsin Electric Power
    01-15-23                   7.75       5,500,000         5,819,990
    12-01-95                   6.875      8,000,000         8,098,960
                                                          -----------
Total                                                      58,857,212

Utilities -- telephone - 1.2%
Bell Atlantic
  Series P
    01-01-06                   4.875     13,000,000        11,899,420
Bell Telephone of Pennsylvania
    03-15-33                   7.375      5,000,000         5,117,450
GTE
    12-01-00                   9.375      4,600,000         4,950,336
    11-01-21                   8.75       5,000,000         5,963,250
Illinois Bell Telephone
  1st Mtge Series H
    07-01-03                   4.375      4,600,000         4,259,692
Pacific Bell
    10-15-34                   6.625      6,100,000         5,861,368
    07-15-43                   7.375      7,500,000         7,840,125
U S WEST Communications
    09-15-05                   6.625      7,000,000         7,170,800
Worldcom
    04-01-07                   7.75      10,000,000        10,820,000
                                                          -----------
Total                                                      63,882,441

Total bonds
(Cost: $1,645,210,285)                                 $1,730,520,385



Short-term securities - 8.4%(d)
Issuer                     Annualized      Amount            Value(a)
                          yield on date  payable at
                           of purchase    maturity

U.S. government agencies - 0.3%
Federal Home Loan Bank Disc Nt
  04-13-98                     5.46%     $5,000,000        $4,990,900
Federal Home Loan Mtge Corp Disc Nts
  04-13-98                     5.45      10,000,000         9,981,850
  04-17-98                     5.46       1,200,000         1,197,088
                                                          -----------
Total                                                      16,169,838

Commercial paper - 7.9%
AIG Funding
  04-03-98                     5.56      10,200,000        10,196,848
Alabama Power
  04-14-98                     5.62      10,031,000        10,010,679
American General Finance
  05-13-98                     5.57      10,000,000         9,932,292
BBV Finance (Delaware)
  04-08-98                     5.54       3,800,000         3,795,921
Bell Atlantic
  04-20-98                     5.54       1,700,000         1,695,047
  04-20-98                     5.55       4,900,000         4,885,699
BellSouth Capital Funding
  04-06-98                     5.56      12,000,000        11,990,767
Beneficial
  05-18-98                     5.57       7,000,000         6,949,462
BHP Finance
  04-16-98                     5.57       1,700,000         1,696,076
CAFCO
  04-22-98                     5.56      14,000,000(f)     13,954,920
  05-19-98                     5.56      12,500,000(f)     12,408,000
Ciesco LP
  04-27-98                     5.56      15,900,000        15,836,383
  05-14-98                     5.54       5,900,000(f)      5,861,240
CIT Group Holdings
  05-26-98                     5.58      12,500,000        12,391,079
Commerzbank U.S. Finance
  04-22-98                     5.55       5,000,000         4,983,871
  04-27-98                     5.57       9,600,000         9,561,520
Consolidated Natural Gas
  04-21-98                     5.54      10,700,000        10,667,187
Daimler-Benz
  04-13-98                     5.55      18,000,000        17,966,880
  04-23-98                     5.52      11,500,000        11,461,488
Delaware Funding
  05-01-98                     5.57      10,300,000(f)     10,252,449
Dresdner US Finance
  04-02-98                     5.59      10,500,000        10,498,375
Fleet Funding
  04-14-98                     5.59      13,600,000(f)     13,572,693
Glaxo Wellcome
  04-06-98                     5.55       3,600,000(f)      3,597,235
Heinz (HJ)
  04-28-98                     5.54       8,900,000         8,863,288
Intl Lease Finance
  04-22-98                     5.55      13,000,000        12,958,064
Kellogg
  04-27-98                     5.57       7,900,000         7,868,334
Kredietbank North America Finance
  05-04-98                     5.55      12,500,000        12,433,341
  05-08-98                     5.55      10,000,000         9,943,472
Natl Rural Utilities
  04-23-98                     5.55      11,000,000        10,962,826
New Center Asset Trust
  05-08-98                     5.56      10,000,000         9,937,992
Novartis Finance
  04-08-98                     5.55       8,500,000         8,490,861
  04-09-98                     5.52       7,700,000         7,688,882
  05-08-98                     5.56       8,200,000(f)      8,153,394
  05-11-98                     5.56       6,800,000(f)      6,758,218

Paccar Financial
  04-02-98                     5.57       3,200,000         3,199,507
  04-22-98                     5.56       6,300,000         6,279,640
  04-23-98                     5.55      11,700,000        11,660,460
Pacific Life Insurance
  04-23-98                     5.55       8,400,000         8,371,613
  04-24-98                     5.56       8,300,000         8,270,623
  04-30-98                     5.57       9,500,000         9,457,527
Pfizer
  04-06-98                     5.55       6,395,000(f)      6,390,088
SBC Communications Capital
  04-14-98                     5.54       7,800,000(f)      7,784,424
  04-21-98                     5.53      13,500,000(f)     13,458,825
Toyota Motor Credit
  04-16-98                     5.56      15,000,000        14,965,437
USAA Capital
  04-22-98                     5.55       7,600,000         7,575,572
Westpac Capital
  04-07-98                     5.57       7,300,000         7,293,260
                                                          -----------
Total                                                     422,931,759

Letter of credit - 0.2%
Bank of America -
AES Hawaii
  04-23-98                     5.54       9,254,000         9,222,783

Total short-term securities
(Cost: $448,342,275)                                     $448,324,380

Total investments in securities
(Cost: $4,638,329,753)(n)                              $5,318,291,809


See accompanying notes to investments in securities.

      Strategist Growth and Income Fund, Inc.

Notes to investments in securities


(a) Securities are valued by procedures described in Note 1 to the financial statements.
(b) Non-income producing.
(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated.
(d) At March 31, 1998, cash or short-term securities were pledged as initial margin deposit on the following open stock index futures purchase contracts (see Note 5 to the financial statements):

    Type of security                                Contracts

    Standard & Poor's 500 Stock Index, June 1998      1,150


(e) Identifies issues considered to be illiquid as to their  marketability  (see
Note 1 to the financial statements). Information concerning such security holdings at March 31, 1998, is as follows:


    Security                        Acquisition       Cost
                                       date

    American United Life Insurance*
      7.75% 2026                     02-13-96      $4,000,000


    *Represents  a  security  sold  under  Rule  144A,   which  is  exempt  from
     registration under the Securities Act of 1933, as amended.


(f) Commercial paper sold within terms of a private placement memorandum, exempt under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.
(g) Security is partially or fully on loan. See Note 6 to the financial statements.
(h) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.
(i) This security is a collateralized mortgage obligation that pays no interest or principal during its initial accrual period until payment of a previous series within the trust have been paid off. Interest is accrued at an effective yield.
(j) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on March 31, 1998. (k) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition. (l) The following abbreviations are used in portfolio descriptions to identify the insurer of the issue:

    AMBAC      --      American Municipal Bond Association Corporation
    MBIA       --      Municipal Bond Investors Assurance

(m) At March 31, 1998, securities valued at $5,271,075 were held to cover open call options written as follows:
    Issuer              Shares    Exercise    Expiration    Value(a)
                                    price        date

    Circuit City Stores 123,300      $40      April 1998    $408,431

(n) At March 31, 1998, the cost of securities for federal income tax purposes was approximately $4,638,345,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

    Unrealized appreciation                              $696,414,000
    Unrealized depreciation                               (16,467,000)

    Net unrealized appreciation                          $679,947,000


See accompanying notes to investments in securities.


      Strategist Growth and Income Fund, Inc.

      Strategist Growth and Income Fund, Inc.



 Financial statements


Statement of assets and liabilities
Equity Portfolio
March 31, 1998


Assets                                                   (Unaudited)
Investments in securities, at value (Note 1):
Investments in securities of unaffiliated
   issuers (identified cost $3,295,427,197)           $4,571,456,107
Investments in securities of affiliated issuers
   (identified cost $40,790,575)                          80,629,082
                                                          ----------
Total investments in securities
   (identified cost $3,336,217,772)                    4,652,085,189
Cash in bank on demand deposit                               612,033
Dividends and accrued interest receivable                  6,229,476
Receivable for investment securities sold                 25,374,094
Unrealized appreciation on foreign currency
   contracts held, at value (Notes 1 and 5)                    7,055
U.S. government securities held as collateral (Note 4)    34,819,670
                                                          ----------
Total assets                                           4,719,127,517

Liabilities
Payable for investment securities purchased               32,707,055
Payable upon return of securities loaned (Note 4)         43,645,870
Accrued investment management services fee                    40,222
Other accrued expenses                                        63,192
Option contracts written, at value
   (premium received $266,176) (Note 6)                      225,000
                                                             -------
Total liabilities                                         76,681,339
                                                          ----------
Net assets                                            $4,642,446,178
                                                      --------------


See accompanying notes to financial statements.

Statement of operations
Equity Portfolio
Six months ended March 31, 1998



Investment income                                                (Unaudited)
Income:
Dividends (including $200,000 earned from affiliates)           $ 33,955,945
Interest                                                           5,946,633
   Less foreign taxes withheld                                      (414,814)
                                                                    --------
Total income                                                      39,487,764
Expenses (Note 2):
Investment management services fee                                 9,674,266
Compensation of directors                                             12,083
Custodian fees                                                       185,130
Audit fees                                                            14,438
Other                                                                 15,473
                                                                      ------
Total expenses                                                     9,901,390
   Earnings credit on cash balances (Note 2)                            (821)
                                                                        ----
Total net expenses                                                 9,900,569
                                                                   ---------
Investment income (loss) -- net                                   29,587,195
                                                                  ----------

Realized and unrealized gain (loss) -- net Net realized gain (loss) on:

   Security transactions (Note 3)                                291,530,307
   Foreign currency transactions                                   1,120,772
                                                                   ---------
Net realized gain (loss) on investments                          292,651,079
Net change in unrealized appreciation (depreciation)
   on investments and on translation of assets and
   liabilities in foreign currencies                             241,096,482
                                                                 -----------
Net gain (loss) on investments and foreign currencies            533,747,561
                                                                 -----------
Net increase (decrease) in net assets resulting from operations $563,334,756
                                                                ------------


See accompanying notes to financial statements.

      Strategist Growth and Income Fund, Inc.


Statements of changes in net assets
Equity Portfolio

                                             March 31, 1998    Sept. 30, 1997
                                           Six months ended        Year ended
                                             (Unaudited)

Operations and distributions
Investment income (loss)-- net               $   29,587,195    $  69,424,362
Net realized gain (loss) on investments         292,651,079      490,586,825
Net change in unrealized appreciation
   (depreciation) on investments and on
   translation of assets and liabilities in
   foreign currencies                           241,096,482       427,383,679
                                                -----------       -----------
Net increase (decrease) in net assets
   resulting from operations                    563,334,756       987,394,866
Net contributions (withdrawals) from partners   (84,689,343)     (108,642,196)
                                                -----------      ------------
Total increase (decrease) in net assets         478,645,413       878,752,670
Net assets at beginning of period             4,163,800,765     3,285,048,095
                                              -------------     -------------
Net assets at end of period                  $4,642,446,178    $4,163,800,765
                                             --------------    --------------


See accompanying notes to financial statements.

 Notes to financial statements


Equity Portfolio
(Unaudited as to March 31, 1998)

1. Summary of significant accounting policies

      Equity Portfolio (the Portfolio) is a series of Growth and Income Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. Equity Portfolio invests primarily in common stocks and securities convertible into common stocks. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio.

      Significant accounting policies followed by the Portfolio are summarized below:

Use of estimates

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Valuation of securities

      All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions

      In order to produce incremental earnings, protect gains and facilitate buying and selling of securities for investment purposes, the Portfolio may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where the completion of the obligation is dependent upon the credit standing of the other party. The Portfolio also may buy and sell put and call options and write covered call options on portfolio securities and may write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity of profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

      Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions

      In order to gain exposure to or protect itself from changes in the market, the Portfolio may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

      Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts

      Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement dates on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

      The Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Portfolio is subject to the credit risk that the other party will not complete the obligations of the contract.

Federal taxes

      For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Accordingly, as a "pass-through" entity, the Portfolio does not pay any income dividends or capital gain distributions.

Other

      Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including level-yield amortization of premium and discount, is accrued daily.


2. Fees and expenses

      The Trust, on behalf of the Portfolio, has entered into an Investment Management Services Agreement with AEFC for managing its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the portfolio's average daily net assets in reducing percentages from 0.53% to 0.4% annually. The fees may be increased or decreased by a performance adjustment based on a comparison of the performance of Class A shares of IDS Stock Fund to the Lipper Growth and Income Fund Index. The maximum adjustment is 0.08% of the Portfolio's average daily net assets on an annual basis. The adjustment decreased the fee by $275,747 for the six months ended March 31, 1998.

      Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, expenses incurred in connection with lending securities of the Portfolio and any other expenses properly payable by the Trust or Portfolio and approved by the board.

      During the six months ended March 31, 1998, the Portfolio's custodian fees were reduced by $821 as a result of earnings credits from overnight cash balances.

      Pursuant to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the units of the Trust.


3. Securities transactions

      Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $1,670,887,676 and $1,749,217,547, respectively, for the six months ended March 31, 1998. For the same period, the portfolio turnover rate was 41%. Realized gains and losses are determined on an identified cost basis.

      Brokerage commissions paid to brokers affiliated with AEFC were $116,703 for the six months ended March 31, 1998.


4. Lending of portfolio securities

      At March 31, 1998, securities valued at $43,645,870 were on loan to brokers. For collateral, the Portfolio received $8,826,200 in cash and U.S. government securities valued at $34,819,670. Income from securities lending amounted to $154,939 for the six months ended March 31, 1998. The risks to the portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

5. Foreign currency contracts

      At March 31, 1998, the Portfolio had entered into a foreign currency exchange contract that obligates the Portfolio to deliver currency at a specified future date. The unrealized appreciation and/or depreciation on this contract is included in the accompanying financial statements. See "Summary of significant accounting policies." The terms of the open contract are as follows:

                Currency to be    Currency to be    Unrealized     Unrealized
Exchange date     delivered          received      appreciation   depreciation

March 25, 1998     5,511,383          9,229,252         $7,055            $--
                 British Pound       U.S. Dollar



6. Options contracts written

      The number of contracts and premium amounts associated with option contracts written is as follows:

                              Six months ended March 31, 1998
                                           Calls
                               Contracts                Premium
Balance March 31, 1997                --               $     --
Opened                             2,000                266,176
Balance March 31, 1998             2,000               $266,176


See "Summary of significant accounting policies."

 Investments in securities


Equity Portfolio
March 31, 1998 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks - 85.0%
Issuer                                    Shares            Value (a)

Aerospace & defense - 1.2%
General Motors Cl H                      450,000          $20,362,500
Lockheed Martin                          306,084           34,434,450
                                                          -----------
Total                                                      54,796,950

Airlines - 1.6%
AMR                                      300,000(b)        42,956,250
Northwest Airlines Cl A                  500,000(b)        30,843,750
                                                          -----------
Total                                                      73,800,000

Automotive & related - 1.0%
Ford Motor                               700,000           45,368,750

Banks and savings & loans - 6.4%
BankAmerica                              500,000           41,312,500
BankBoston                               300,000           33,075,000
First Chicago NBD                        500,000           44,062,500
First Union                            1,000,000           56,750,000
Norwest                                  800,000           33,250,000
Wachovia                                 620,000           52,583,750
Washington Mutual                        500,000           35,859,375
                                                          -----------
Total                                                     296,893,125

Beverages & tobacco - 1.4%
Coca-Cola                                525,000           40,654,687
Philip Morris                            575,000           23,970,313
                                                          -----------
Total                                                      64,625,000


Building materials & construction - 2.1%
American Standard                      1,000,000(b)        45,875,000
Martin Marietta Materials              1,148,500           49,600,844
                                                          -----------
Total                                                      95,475,844

Computers & office equipment - 5.6%
Bay Networks                           1,300,000(b)        35,262,500
Compaq Computer                        1,500,000           38,812,500
Hewlett-Packard                          300,000           19,012,500
Microsoft                                300,000(b)        26,850,000
Network Associates                       500,000(b)        33,125,000
PeopleSoft                             1,000,000(b)        52,687,500
Xerox                                    500,000           53,218,750
                                                          -----------
Total                                                     258,968,750

Electronics - 1.2%
Harris                                   600,000           31,275,000
Intel                                    300,000           23,418,750
                                                          -----------
Total                                                      54,693,750

Energy - 0.6%
Exxon                                    400,000           27,050,000

Energy equipment & services - 0.4%
Cooper Cameron                           300,000(b)        18,112,500

Financial services - 2.1%
Associates First Capital Cl A            180,000           14,220,000
CIT Group Cl A                         1,000,000           32,625,000
Providian Financial                      250,000           14,359,375
Travelers Group                          600,000(d)        36,000,000
                                                          -----------
Total                                                      97,204,375

Food - 2.1%
Bestfoods                                250,000           29,218,750
General Mills                            500,000           38,000,000
Sara Lee                                 500,000           30,812,500
                                                          -----------
Total                                                      98,031,250


Foreign - 12.8%(c)
Bayerische Vereinsbank                   300,000(b)        21,894,259
Dresdner Bank                            450,000           20,483,295
Elf Aquitaine ADR                        600,000(d)        38,850,000
Ericsson (LM) ADR                      5,000,000           33,125,000
EXEL                                   1,000,000           77,499,999
General Electric                       4,100,000(b)        32,484,632
Meridian Gold                          3,800,000(f)        12,879,082
Mid Ocean                                444,000           34,410,000
Mutual Risk Management                 2,000,000(d,f)      67,750,000
Rhone-Poulenc Cl A                       699,893(b)        35,563,565
Royal Dutch Petroleum                  1,100,000           62,493,750
Schlumberger                             525,000           39,768,750
SmithKline Beecham ADR                   625,000           39,101,563
Unilever                                 775,000           53,184,375
Union Bank of Switzerland                 15,000           24,499,836
                                                          -----------
Total                                                     593,988,106

Furniture & appliances - 2.0%
Maytag                                 1,000,000           47,812,500
Sunbeam                                1,000,000           44,062,500
                                                          -----------
Total                                                      91,875,000

Health care - 10.7%
American Home Products                   300,000           28,612,500
Baxter Intl                              750,000           41,343,750
Bristol-Myers Squibb                     600,000           62,587,500
Guidant                                  775,000           56,865,625
Johnson & Johnson                        625,000           45,820,313
Medtronic                                500,000           25,937,500
Merck & Co                               700,892           89,977,010
Pfizer                                   800,000           79,750,000
Schering-Plough                          800,000           65,350,000
                                                          -----------
Total                                                     496,244,198



Health care services - 0.5%
Tenet Healthcare                         700,000(b)        25,418,750

Household products - 4.0%
Colgate-Palmolive                      1,000,000           86,625,000
Gillette                                 400,000           47,475,000
Procter & Gamble                         600,000           50,625,000
                                                          -----------
Total                                                     184,725,000

Industrial equipment & services - 2.4%
Deere & Co                               950,000           58,840,625
Illinois Tool Works                      800,000           51,800,000
                                                          -----------
Total                                                     110,640,625

Insurance - 2.1%
American Intl Group                      375,000           47,226,562
Provident Cos                            439,750           15,088,922
SunAmerica                               750,000           35,906,250
                                                          -----------
Total                                                      98,221,734

Leisure time & entertainment - 0.5%
Disney (Walt)                            200,000           21,350,000

Media - 2.5%
CBS                                    1,000,000           33,937,500
Chancellor Media                         500,000(b)        22,937,500
Clear Channel Communications             600,000(b)        58,800,000
                                                          -----------
Total                                                     115,675,000

Metals - 1.1%
Getchell Gold                          1,025,000(b)        21,396,875
Stillwater Mining                      1,170,000(b)        29,615,625
                                                          -----------
Total                                                      51,012,500

Multi-industry conglomerates - 3.8%
Cendant                                1,000,000(b)        39,625,000
Emerson Electric                         400,000           26,075,000
General Electric                       1,300,000          112,043,750
                                                          -----------
Total                                                     177,743,750


Paper & packaging - 0.5%
Longview Fibre                         1,636,300(g)        25,464,919

Retail - 7.7%
American Stores                        1,100,000           28,600,000
Dayton Hudson                            500,000           44,000,000
Home Depot                               600,000           40,462,500
Penney (JC)                              550,000           41,628,125
Rite Aid                               2,000,000           68,500,000
Safeway                                2,000,000(b)        73,875,000
Wal-Mart Stores                        1,200,000           60,975,000
                                                        -------------
Total                                                     358,040,625

Utilities -- electric - 1.9%
Carolina Power & Light                   600,000           27,150,000
FPL Group                                600,000           38,550,000
Northern States Power                    400,000           23,600,000
                                                        -------------
Total                                                      89,300,000

Utilities -- telephone - 6.8%
Ameritech                                800,000           39,550,000
AT&T                                     700,000           45,937,500
Bell Atlantic                            300,000           30,750,000
BellSouth                                700,000           47,293,750
Century Telephone Enterprises            300,000           18,337,500
Cincinnati Bell                          500,000           17,812,500
SBC Communications                       600,000           26,175,000
Southern New England Telecommunications  250,000           18,078,125
Teleport Communications Group Cl A       425,000(b)        24,968,750
U S WEST Communications Group            900,000           49,275,000
                                                        -------------
Total                                                     318,178,125

Total common stocks
(Cost: $2,686,712,007)                                 $3,942,898,626



Preferred stocks & other - 10.4%
Issuer                                    Shares            Value (a)
AirTouch Communications
  4.00% Cv                               525,000           21,787,500
Altera
  Cv                                     347,826(e)        15,638,257
Cendant
  7.50% Cv PRIDES                        920,000(l)        47,955,000
Emerson Electric
  5.00% Cv PERCS                         615,380(k)        36,935,723
Finova Finance Trust
  5.50% Cv                               213,900           17,005,050
Gillette
  3.00% Cv Series G                      195,000           17,501,250
Glenborough Realty Trust
  7.75% Cv Series A                      402,105           10,504,993
Host Marriott Financial Trust
  6.75% Cv                               300,000           17,175,000
Houston Inds
  7.00% Cv ACES                          325,000(j)        21,064,063
Intel
  5.00% Cv PERCS                         206,000(k)        31,697,220
McKesson
  5.00% Cv                               200,000(e)        16,275,000
Medtronic
  5.00% Cv                               884,250           38,234,970
Newell Financial Trust
  5.25% Cm Cv                            250,000           14,218,750
PLC Capital
  6.50% Cv PRIDES                         80,000(l)         4,940,000
Premier Parks
  7.50% Cv                               175,000           10,150,000
Rhone-Poulenc
  Warrants                               699,893            3,941,468
Service Corp Intl
  5.00% Cv                             1,100,000           24,585,000
Sprint
  8.25% Cv                               154,325            9,896,091
SunAmerica
  $3.19 Cv PERCS                         500,000(k)       $24,218,750
Union Pacific Capital
  6.25% Cv                               465,000           23,250,000
UNUM
  3.25% Cv                             1,217,092(b)        65,038,354
WorldCom
  8.00% Cv                                73,625           10,988,531


Total preferred stocks & other
(Cost: $420,529,521)                                     $483,000,970



Bonds -- 1.8%
Issuer                        Coupon      Principal         Value(a)
                               rate        amount
Costco
  Zero Coupon Cv Sub Nts
    08-01-17                   3.51%    $21,000,000(e,h)  $14,096,250
Diamond Offshore Drilling
  Cv Sr Sub Nts
    09-15-07                   3.13       7,050,000         6,944,250
Learning
  Cv Sr Nts
    11-01-00                   5.50      15,000,000        13,800,000
Network Associates
  Zero Coupon Cv Sub Deb
    02-13-18                   4.09      20,000,000(h)      9,125,000
Office Depot
  Zero Coupon Cv Nt
    11-01-08                   3.70       7,300,000(h)      5,392,875
PLATINUM Technology
  Cv Sub Nts
    12-15-02                   6.25      15,000,000(e)     15,600,000
Solectron
  Cv Sub Nts
    03-01-06                   6.00       6,700,000         9,220,875
Xilinx
  Cv Sub Nts
    11-01-02                   5.25      10,000,000         9,975,000

Total bonds
(Cost: $79,299,999)                                       $84,154,250



Options purchased - 0.0%
Issuer              Shares    Exercise   Expiration         Value(a)
                                price       date

Put
S&P 500                   400,000$15     April 1998        $1,300,000

Total options purchased
(Cost: $8,941,000)                                         $1,300,000



Short-term securities - 3.0%
Issuer                        Annualized     Amount          Value(a)
                             yield on date payable at
                              of purchase   maturity

U.S. government agencies - 0.5%
Federal Home Loan Bank Disc Nt
  04-01-98                       5.46%      $2,900,000     $2,900,000
Federal Home Loan Mtge Corp Disc Nt
  04-23-98                       5.47          600,000        598,002
Federal Natl Mtge Assn Disc Nt
  04-13-98                       5.54       20,000,000     19,963,132
                                                          -----------
Total                                                      23,461,134


Commercial paper - 2.5%
BOC Group
  04-01-98                       6.09        4,300,000(i)   4,300,000
Clorox
  05-13-98                       5.59        2,100,000      2,086,378
Commerzbank U.S. Finance
  04-27-98                       5.57        8,000,000      7,967,933
Fleet Funding
  04-16-98                       5.56        3,900,000(i)   3,891,014
Glaxo Wellcome
  04-24-98                       5.63       10,300,000(i)  10,263,083
Heinz (HJ)
  04-22-98                       5.54        5,800,000      5,781,392
Kellogg
  05-01-98                       5.57       10,600,000     10,550,975
Kredietbank North America Finance
  04-27-98                       5.52       15,100,000     15,036,391
Natl Australia Funding (Delaware)
  05-11-98                       5.54        1,300,000      1,292,056
New Center Asset Trust
  04-14-98                       5.52       15,000,000     14,970,317
Novartis Finance
  05-01-98                       5.55        8,500,000      8,460,900
Pacific Life Insurance
  04-30-98                       5.57       13,900,000     13,837,855
Toyota Motor Credit
  05-01-98                       5.58       10,000,000      9,953,750
Westpac Capital
  04-17-98                       5.54        8,900,000      8,878,165
                                                         ------------
Total                                                     117,270,209

Total short-term securities
(Cost: $140,735,245)                                     $140,731,343

Total investments in securities
(Cost $3,336,217,772)(m)                               $4,652,085,189


See accompanying notes to investments in securities.


      Strategist Growth and Income Fund, Inc.

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated.

(d) Security is partially or fully on loan. See Note 4 to the financial statements.

(e) Represents  a  security  sold  under  Rule  144A,   which  is  exempt  from
registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.

(f) Investments representing 5% or more of the outstanding voting securities of the issuer. Transactions with companies that are or were affiliates during the six months ended March 31, 1998 are as follows:

                   Beginning   Purchase  Sales   Ending    Dividend   Value(a)
Issuer                  cost       cost   cost     cost      income

Meridian Gold    $14,110,518        $--    $-- $14,110,518     $--  $12,879,082
Mutual Risk
  Management      26,680,057         --     --  26,680,057  200,000  67,750,000
                  ----------        ---    ---  ----------  -------  ----------

Total            $40,790,575        $--    $-- $40,790,575 $200,000 $80,629,082


(g) At March 31, 1998, securities valued at $3,112,500 were held to cover open call options written as follows:

Issuer              Shares       Exercise    Expiration      Value(a)
                                    price          date

Longview Fibre     200,000            $15     June 1998      $225,000


(h) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(i) Commercial paper sold within terms of a private placement memorandum, exempt under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(j) ACES are automatically convertible to the underlying equity securities.

(k) PERCS (Preferred-Equity Redeemable Cumulative Securities) are convertible preferred securities. PERCS are like buying an underlying common stock and selling a call option against the position.

(l) PRIDES (Preferred Redeemable Increased Dividend Equity Securities) are structured as convertible preferred securities. Investors receive an enhanced yield but based upon a specific formula, potential appreciation is limited. PRIDES pay dividends, have voting rights, are noncallable for three years and upon maturity, convert into shares of common stock.

(m) At March 31, 1998, the cost of securities for federal income tax purposes was approximately $3,336,218,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:


      Unrealized appreciation                         $1,364,487,000
      Unrealized depreciation                            (48,620,000)
      Net unrealized appreciation                     $1,315,867,000


See accompanying notes to investments in securities.

      Strategist Growth and Income Fund, Inc.



 Financial statements


Statement of assets and liabilities
Equity Income Portfolio
March 31, 1998


Assets                                                     (Unaudited)
Investments in securities, at value (Note 1)
  (identified cost $2,270,094,758)                     $2,703,847,669
Cash in bank on demand deposit                                 87,855
Dividends and accrued interest receivable                   5,782,491
Receivable for investment securities sold                     848,400
U.S. government securities held as collateral (Note 4)     27,764,650
                                                           ----------
Total assets                                            2,738,331,065
                                                        -------------

Liabilities
Payable for investment securities purchased                27,110,138
Payable upon return of securities loaned (Note 4)          27,764,650
Accrued investment management services fee                     35,682
Other accrued expenses                                            106
Option contracts written, at value
   (premium received $204,781) (Note 5)                       103,019
                                                              -------
Total liabilities                                          55,013,595
                                                           ----------
Net assets                                             $2,683,317,470
                                                       --------------


See accompanying notes to financial statements.

Statement of operations
Equity Income Portfolio
Six months ended March 31, 1998



Investment income                                                 (Unaudited)
Income:
Dividends (including $2,067,903 earned from affiliates)          $ 27,705,401
Interest                                                           12,409,364
  Less foreign taxes withheld                                         (67,787)
                                                                      -------
Total income                                                       40,046,978
                                                                   ----------
Expenses (Note 2):
Investment management services fee                                  5,788,714
Compensation of board members                                           7,668
Custodian fees                                                         93,640
Audit fees                                                             10,875
Other                                                                   1,834
                                                                        -----
Total expenses                                                      5,902,731
  Earnings credits on cash balances (Note 2)                           (6,565)
                                                                       ------
Total net expenses                                                  5,896,166
                                                                    ---------
Investment income (loss) -- net                                    34,150,812
                                                                   ----------

Realized and unrealized gain (loss) -- net Net realized gain (loss) on:
   Security transactions (Note 3)                                 133,152,208
   Financial futures contracts (Note 6)                            12,978,169
   Foreign currency transactions                                       24,153
                                                                       ------
Net realized gain (loss)  on investments                          146,154,530
Net change in unrealized appreciation (depreciation)
   on investments and on translation of assets and
   liabilities in foreign currencies                              111,016,377
                                                                  -----------
Net gain (loss) on investments and foreign currencies             257,170,907
                                                                  -----------
Net increase (decrease) in net assets resulting from operations  $291,321,719
                                                                 ------------


See accompanying notes to financial statements.

      Strategist Growth and Income Fund, Inc.


Statements of changes in net assets
Equity Income Portfolio

                                          Six months ended       Year ended
                                            March 31, 1998   Sept. 30, 1997
                                             (Unaudited)

Operations
Investment income (loss)-- net              $   34,150,812    $   71,670,175
Net realized gain (loss) on investments        146,154,530       210,870,724
Net change in unrealized appreciation
   (depreciation ) on investments and on
   translation of assets and liabilities
   in foreign currencies                       111,016,377       167,694,853
                                               -----------       -----------
Net increase (decrease) in net assets
   resulting from operations                   291,321,719       450,235,752
Net contributions (withdrawals) from partners  171,410,987       314,194,640
                                               -----------       -----------
Total increase (decrease) in net assets        462,732,706       764,430,392
Net assets at beginning of period            2,220,584,764     1,456,154,372
                                             -------------     -------------
Net assets at end of period                 $2,683,317,470    $2,220,584,764
                                            --------------    --------------


See accompanying notes to financial statements.

 Notes to financial statements


Equity Income Portfolio
(Unaudited as to March 31, 1998)

1. Summary of significant accounting policies

      Equity Income Portfolio (the Portfolio) is a series of Growth and Income Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. Equity Income Portfolio seeks to provide a high level of current income and, as a secondary goal, steady growth of capital by investing primarily in dividend-paying stocks. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio.

      Significant accounting policies followed by the Portfolio are summarized below:

Use of estimates

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Valuation of securities

      All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions

      In order to produce incremental earnings, protect gains and facilitate buying and selling of securities for investment purposes, the Portfolio may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where the completion of the obligation is dependent upon the credit standing of the other party. The Portfolio also may buy and sell put and call options and write covered call options on portfolio securities and may write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity of profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

      Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions

      In order to gain exposure to or protect itself from changes in the market, the Portfolio may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

      Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts

      Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement dates on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

      The Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Portfolio is subject to the credit risk that the other party will not complete the obligations of the contracts.

Federal taxes

      For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Accordingly, as a "pass-through" entity, the Portfolio does not pay any income dividends or capital gain distributions.

Other

      Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including level-yield amortization of premium and discount, is accrued daily.


2. Fees and expenses

      The Trust, on behalf of the Portfolio, has entered into an Investment Management Services Agreement with AEFC for managing its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.53% to 0.4% annually.

      Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, expenses incurred in connection with lending securities of the Portfolio and any other expenses properly payable by the Trust or Portfolio and approved by the board.

      During the six months ended March 31, 1998, the Portfolio's custodian fees were reduced by $6,565 as a result of earnings credits from overnight cash balances.

      Pursuant to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the units of the Trust.


3. Securities transactions

      Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $1,437,714,543 and $861,244,683, respectively, for the six months ended March 31, 1998. For the same period, the portfolio turnover rate was 43%. Realized gains and losses are determined on an identified cost basis.

      Brokerage commissions paid to brokers affiliated with AEFC were $21,849 for the six months ended March 31, 1998.


4. Lending of portfolio securities

      At March 31, 1998, securities valued at $27,811,677 were on loan to brokers. For collateral, the Portfolio received U.S. government securities valued at $27,764,650. Income from securities lending amounted to $47,027 for the six months ended March 31, 1998. The risks to the Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.


5. Option contracts written

      The number of contracts and premium amounts associated with option contracts written is as follows:

                              Six months ended March 31, 1998
                                           Calls
                               Contracts                Premium

Balance Sept. 30, 1997                --               $     --
Opened                               311                204,781

Balance March 31, 1998               311               $204,781

See "Summary of significant accounting policies."


6. Stock index futures contracts
At March 31, 1998, cash was pledged as collateral to cover initial margin deposits on 707 open purchase contracts. The market value of the open purchase contracts at March 31, 1998, was $196,280,875 with a net unrealized gain of $3,599,732. See "Summary of significant accounting policies."


      Strategist Growth and Income Fund, Inc.

      Strategist Growth and Income Fund, Inc.



 Investments in securities


Equity Income Portfolio
March 31, 1998 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks - 82.3%
Issuer                                    Shares            Value (a)

Aerospace & defense - 1.9%
Goodrich (BF)                            550,000          $28,084,375
Rockwell Intl                            400,000           22,950,000
                                                          -----------
Total                                                      51,034,375

Automotive & related - 2.9%
Chrysler                                 493,000           20,490,313
Ford Motor                               530,000           34,350,625
TRW                                      430,000           23,703,750
                                                          -----------
Total                                                      78,544,688

Banks and savings & loans - 7.4%
BankBoston                               250,000           27,562,500
First Chicago NBD                        275,000           24,234,375
First Union                              610,000           34,617,499
Morgan (JP)                              200,000           26,862,500
NationsBank                              450,000           32,821,875
Norwest                                  560,000           23,275,000
Washington Mutual                        375,000           26,894,531
                                                          -----------
Total                                                     196,268,280

Beverages & tobacco - 2.5%
Fortune Brands                           640,000           25,520,000
Philip Morris                          1,017,000           42,396,188
                                                          -----------
Total                                                      67,916,188

Building materials & construction - 1.7%
Masco                                    520,000           30,940,000
Weyerhaeuser                             270,000           15,255,000
                                                          -----------
Total                                                      46,195,000


Chemicals - 2.3%
ARCO Chemical                            716,500          $33,944,188
Du Pont (EI) de Nemours                  390,000           26,520,000
                                                          -----------
Total                                                      60,464,188

Communications equipment & services - 0.5%
Motorola                                 215,000           13,034,375

Computers & office equipment - 1.3%
Xerox                                    330,000           35,124,375

Electronics - 2.3%
AMP                                      285,000           12,486,563
Applied Materials                        475,000(b)        16,773,438
Harris                                   360,000           18,764,999
Thomas & Betts                           223,900           14,329,600
                                                          -----------
Total                                                      62,354,600

Energy - 3.6%
Amoco                                    635,000           54,848,125
Unocal                                 1,100,000           42,556,250
                                                          -----------
Total                                                      97,404,375

Energy equipment & services - 1.0%
BJ Services                              749,900           27,324,481

Financial services - 1.2%
Fannie Mae                               300,000           18,975,000
Household Intl                           100,000           13,775,000
                                                          -----------
Total                                                      32,750,000

Food - 2.8%
Bestfoods                                232,000           27,115,000
General Mills                            300,000           22,800,000
Sara Lee                                 430,000           26,498,750
                                                          -----------
Total                                                      76,413,750


Foreign - 12.0%(d)
B.A.T. Inds                            2,500,000          $25,099,518
BCE                                      775,000           32,356,250
Elf Aquitaine ADR                        900,000(c)        58,275,000
EXEL                                     320,000           24,800,000
Imperial Chemical Inds                   360,000(c)        25,875,000
Mid Ocean                                540,000           41,850,000
Royal Dutch Petroleum                  1,950,000          110,784,374
                                                          -----------
Total                                                     319,040,142

Health care - 8.1%
American Home Products                   495,000           47,210,624
Amgen                                    690,000(b)        42,003,750
Baxter Intl                              741,000           40,847,625
Johnson & Johnson                        555,000           40,688,438
Merck & Co                               345,000           44,289,375
                                                          -----------
Total                                                     215,039,812

Health care services - 1.5%
Columbia/HCA Healthcare                1,264,000           40,764,000

Household products - 1.4%
Kimberly-Clark                           756,000           37,894,500

Industrial equipment & services - 0.9%
Browning-Ferris Inds                     700,000           22,837,500

Insurance - 1.3%
Lincoln Natl                             425,000           36,071,875

Leisure time & entertainment - 1.0%
Brunswick                                800,000           27,900,000

Media - 1.8%
Dun & Bradstreet                         850,000           29,059,375
McGraw-Hill Cos                          265,000           20,156,563
                                                          -----------
Total                                                      49,215,938

Metals - 0.8%
Reynolds Metals                          360,000           22,117,500


Multi-industry conglomerates - 1.9%
General Signal                           560,000          $26,180,000
Minnesota Mining & Mfg                   275,000           25,076,563
                                                          -----------
Total                                                      51,256,563

Paper & packaging - 1.9%
Tenneco                                  580,000           24,758,750
Union Camp                               429,000           25,632,750
                                                          -----------
Total                                                      50,391,500

Real estate investment trust - 2.2%
FelCor Suite Hotels                      500,000           18,531,250
Highwoods Properties                     300,000           10,593,750
Patriot American Hospitality             280,004            7,560,117
Prentiss Properties Trust                270,000            7,053,750
Security Capital Industrial Trust        400,000           10,250,000
Simon DeBartolo Group                    140,000            4,795,000
                                                          -----------
Total                                                      58,783,867

Retail - 3.0%
American Stores                        1,150,000           29,900,000
Circuit City Stores                      119,143(g)         5,093,363
Penney (JC)                              605,000           45,790,938
                                                          -----------
Total                                                      80,784,301

Utilities -- electric - 4.9%
CMS Energy                               700,000           32,856,250
DPL                                    1,050,000           20,475,000
Duke Energy                              301,100           17,934,269
FPL Group                                220,000           14,135,000
New Century Energies                     500,000           25,187,500
Northern States Power                    315,000           18,585,000
                                                          -----------
Total                                                     129,173,019


Utilities -- gas - 1.2%
Consolidated Natural Gas                 500,000          $28,843,750
Enron                                    100,000            4,637,500
                                                        -------------
Total                                                      33,481,250

Utilities -- telephone - 7.0%
Ameritech                                620,000           30,651,250
Bell Atlantic                            345,000           35,362,500
BellSouth                                490,000           33,105,625
GTE                                      290,000           17,363,750
SBC Communications                       650,000           28,356,250
U S WEST Communications                  740,000           40,514,999
                                                        -------------
Total                                                     185,354,374

Total common stocks
(Cost: $1,796,668,824)                                 $2,204,934,816



Preferred stocks & other - 6.9%
Issuer                                    Shares            Value (a)

AirTouch Communications
  4% Cv                                  450,000(h)       $18,675,000
AirTouch Communications
  6% Cv Series B                         375,000           15,468,750
AutoZone
  5.50% Cv                               715,100           20,530,521
Crown Cork & Seal
  4.50% Cv                               700,000           35,000,000
IKON Office Solutions
  $5.04 Cv Series BB ACES                475,000(h,j)      36,871,875
Intel
  5% Cv PERCS                            128,000(k)        19,695,360
Service Corp Intl
  5%                                     475,000           10,616,250
SunAmerica
  $3.19 Cv PERCS                         300,000(k)        14,531,250
Union Pacific Capital
  6.25% Cv                               271,000           13,550,000

Total preferred stocks & other
(Cost: $169,502,198)                                     $184,939,006



Bonds - 3.2%
Issuer                        Coupon      Principal         Value(a)
                               rate        amount
U.S. government obligations - 1.2%
U.S. Treasury
    08-15-19                   8.125%   $25,000,000       $31,278,000

Chemicals - 0.5%
USA Waste Services
  Cv Sub Nts
    02-01-02                   4.00      12,000,000        14,190,000

Electronics - 0.6%
Salomon Brothers UTX
  Cv
    12-04-98                   5.00      18,600,000(f)     15,417,912

Energy equipment & services - 0.1%
Diamond Offshore Drilling
  Cv Sr Sub Nts
    09-15-07                   3.125      3,780,000         3,723,300

Financial services - 0.8%
Salomon Brothers Emerson Electric
  Cv
    02-27-99                   5.00      33,970,000(f)     20,389,134

Total bonds
(Cost: $74,944,595)                                       $84,998,346


Short-term securities - 8.5%
Issuer                     Annualized      Amount            Value (a)
                          yield on date  payable at
                           of purchase    maturity

U.S. government agency - 0.9%
Federal Home Loan Mtge Corp Disc Nts
  04-21-98                     5.48%    $10,100,000       $10,069,363
  04-23-98                     5.47      13,900,000        13,853,705
                                                          -----------
Total                                                      23,923,068

Commercial paper - 7.2%
ABB Treasury Center USA
  04-21-98                     5.55       5,500,000(e)      5,483,103
BBV Finance (Delaware)
  04-01-98                     5.53       3,100,000         3,100,000
BellSouth Telecommunications
  04-08-98                     5.58      12,600,000        12,586,402
BOC Group
  04-01-98                     6.09       7,700,000(e)      7,700,000
  04-03-98                     5.58      12,000,000        11,996,300
CAFCO
  04-29-98                     5.57      10,000,000(e)      9,956,911
Ciesco LP
  04-15-98                     5.56       6,000,000         5,987,097
  04-27-98                     5.56       5,400,000         5,378,394
  04-28-98                     5.56       1,200,000(e)      1,195,032
Commerzbank U.S. Finance
  04-22-98                     5.55      10,000,000         9,967,742
Dresdner US Finance
  04-02-98                     5.58      15,000,000        14,997,682
Emerson Electric
  04-13-98                     5.56       5,700,000         5,689,493
Fleet Funding
  04-16-98                     5.56       2,300,000(e)      2,294,700
  05-05-98                     5.55      10,000,000(e)      9,947,867
Kredietbank North America Finance
  05-04-98                     5.55      12,500,000        12,433,341
Michigan Consolidated Gas
  04-06-98                     5.58         600,000           599,538
Natl Australia Funding (Delaware)
  04-02-98                     5.51%    $10,000,000        $9,998,478
Novartis Finance
  04-08-98                     5.58      10,300,000        10,288,885
Pacific Life Insurance
  04-23-98                     5.55       9,900,000         9,866,543
SBC Communications Capital
  04-14-98                     5.54       7,200,000(e)      7,185,622
Toyota Motor Credit
  05-01-98                     5.56       3,800,000         3,782,488
USAA Capital
  04-22-98                     5.55      13,500,000        13,456,451
Westpac Capital
  04-07-98                     5.57      10,200,000        10,190,582
  04-20-98                     5.55       9,300,000         9,272,857
                                                        -------------
Total                                                     193,355,508

Letters of credit - 0.4%
Bank of America -
AES Hawaii
  04-03-98                     5.51      10,100,000        10,096,925
Student Loan Marketing Assn -
Nebraska Higher Education
  04-01-98                     6.10       1,600,000         1,600,000
                                                        -------------
Total                                                      11,696,925

Total short-term securities
(Cost: $228,979,141)                                     $228,975,501

Total investments in securities
(Cost $2,270,094,758)(l)                               $2,703,847,669

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing.

(c) Security is partially or fully on loan. See Note 4 to financial statements.

(d) Foreign security values are stated in U.S. dollars.

(e) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(f) ELKS are equity-linked securities that are structured as an interest-bearing debt security and linked to the common stock of another company. The terms of ELKS differ from those of ordinary debt securities in that the principal amount received at maturity is not fixed but is based on the price of the common stock the ELK is linked to. The principal amount disclosed equals the current estimated future value of the amount to be received upon maturity.

(g) At March 31, 1998, securities valued at $1,329,525 were held to cover open call options written as follows:

Issuer              Shares       Exercise    Expiration      Value(a)
                                    price          date

Circuit City Stores 31,100            $40    April 1998      $103,019

(h) Investments representing 5% or more of the outstanding voting securities of the issuer. Transactions with companies that are or were affiliates during the six months ended March 31, 1998 are as follows:

Issuer           Beginning Purchase  Sales      Ending     Dividend   Value(a)
                    cost     cost     cost       cost       income

ConAgra*        $14,218,750 $--  $14,218,750         $--   $314,589         $--
IKON Office
  Solutions*     39,388,553  --           --  39,388,553  1,197,000  36,871,875
Gannett*         13,225,000  --   13,225,000          --    297,564          --
Airtouch
 Communications* 12,937,500  --           --  12,937,500    258,750  18,675,000
                 ----------  --   ----------  ----------    -------  ----------

Total           $79,769,803 $--  $27,443,750 $52,326,053 $2,067,903 $55,546,875


*Issuer was not an affiliate for the entire period ended March 31, 1998.


(i) At March 31, 1998 cash or short-term securities were pledged as initial margin deposit on the following open stock index futures purchase contracts (see
Note 6 to the financial statements):


    Type of security                                      Contracts

    Standard & Poor's 500 Stock Index, June 1998                707


(j) ACES are automatically convertible to the underlying equity securities.

(k) PERCS (Preferred-Equity Redeemable Cumulative Securities) are convertible preferred securities. PERCS are like buying an underlying common stock and selling a call option against the position.

(l) At March 31, 1998, the cost of securities for federal income tax purposes was approximately $2,270,095,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:


    Unrealized appreciation                              $445,438,000
    Unrealized depreciation                               (11,685,000)
                                                          -----------

    Net unrealized appreciation                          $433,753,000

 Financial statements


Statement of assets and liabilities
Total Return Portfolio
March 31, 1998


Assets                                                   (Unaudited)
Investments in securities, at value (Note 1):
Investments in securities of unaffiliated issuers
   (identified cost $2,797,183,595)                  $3,214,824,045
Investments in securities of affiliated issuer
   (identified cost $13,079,176)                          3,877,500
                                                          ---------
Total investments in securities
   (identified cost $2,810,262,771)                   3,218,701,545
Dividends and accrued interest receivable                17,023,012
Receivable for investment securities sold                 5,798,286
Receivable from investment advisor                          103,412
Unrealized appreciation on foreign currency
   contracts held, at value (Notes 1 and 4)                   6,320
                                                              -----
Total assets                                          3,241,632,575
                                                      -------------

Liabilities
Disbursements in excess of cash on demand deposit         2,031,195
Payable for investment securities purchased               5,672,798
Unrealized depreciation on foreign currency
   contracts held, at value (Notes 1 and 4)                  60,040
Payable upon return of securities loaned (Note 5)       133,307,096
Accrued investment management services fee                   40,954
Option contracts written, at value
  (premium received $12,524,889) (Note 6)                 3,829,000
Other accrued expenses                                       58,033
                                                             ------
Total liabilities                                       144,999,116
                                                        -----------
Net assets                                           $3,096,633,459
                                                     --------------


See accompanying notes to financial statements.


      Strategist Growth and Income Fund, Inc.

Statement of operations
Total Return Portfolio
Six months ended March 31, 1998


Investment income                                                  (Unaudited)
Income:
Dividends                                                         $ 11,344,124
Interest                                                            38,366,547
  Less foreign taxes withheld                                         (185,779)
                                                                      --------
Total income                                                        49,524,892
                                                                    ----------

Expenses (Note 2):
Investment management services fee                                   6,586,309
Compensation of board members                                           10,382
Custodian fees                                                         353,533
Audit fees                                                              15,375
Other                                                                   20,894
                                                                        ------
Total expenses                                                       6,986,493
  Earnings credits on cash balances (Note 2)                            (8,010)
                                                                        ------
Total net expenses                                                   6,978,483
                                                                     ---------
Investment income (loss) -- net                                     42,546,409
                                                                    ----------

Realized and unrealized gain (loss) -- net Net realized gain (loss) on:

  Security transactions (Note 3)                                   150,146,106
  Financial futures contracts                                       (9,066,534)
  Foreign currency transactions                                      3,000,746
  Option contracts written (Note 6)                                 (1,444,694)
                                                                    ----------
Net realized gain (loss) on investments                            142,635,624
Net change in unrealized appreciation (depreciation)
  on investments and on translation of assets and
  liabilities in foreign currencies                                 74,565,496
                                                                    ----------
Net gain (loss) on investments and foreign currencies              217,201,120
                                                                   -----------
Net increase (decrease) in net assets resulting from operations   $259,747,529
                                                                  ------------


See accompanying notes to financial statements.

Statements of changes in net assets
Total Return Portfolio

                          March 31, 1998 Sept. 30, 1997
                           Six months ended Year ended
                                         (Unaudited)

Operations
Investment income (loss)-- net              $   42,546,409    $   82,689,056
Net realized gain (loss) on investments        142,635,624       345,627,464
Net change in unrealized appreciation
   (depreciation) on investments and on
   translation of assets and liabilities in
   foreign currencies                           74,565,496       122,489,698
                                                ----------       -----------
Net increase (decrease) in net assets
   resulting from operations                   259,747,529       550,806,218
Net contributions (withdrawals) from partners (162,320,716)     (350,789,437)
                                              ------------      ------------
Total increase (decrease) in net assets         97,426,813       200,016,781
Net assets at beginning of period            2,999,206,646     2,799,189,865
                                             -------------     -------------
Net assets at end of period                 $3,096,633,459    $2,999,206,646
                                            --------------    --------------


See accompanying notes to financial statements.


      Strategist Growth and Income Fund, Inc.

 Notes to financial statements


Total Return Portfolio
(Unaudited as to March 31, 1998)

1. Summary of significant accounting policies

      Total Return Portfolio (the Portfolio) is a series of Growth and Income Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. Total Return Portfolio seeks to provide maximum total return through a combination of growth of capital and current income by investing in U.S. equity securities, U.S. and foreign debt securities, foreign equity securities and money market instruments. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio.

      Significant accounting polices followed by the Portfolio are summarized below:

Use of estimates

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Valuation of securities

      All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions

      In order to produce incremental earnings, protect gains and facilitate buying and selling of securities for investment purposes, the Portfolio may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where the completion of the obligation is dependent upon the credit standing of the other party. The Portfolio also may buy and sell put and call options and write covered call options on portfolio securities and may write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity of profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

      Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions

      In order to gain exposure to or protect itself from changes in the market, the Portfolio may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

      Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts

      Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement dates on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

      The Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Portfolio is subject to the credit risk that the other party will not complete the obligations of the contract.

Illiquid securities

      At March 31, 1998, investments in securities included issues that are illiquid. The Portfolio currently limits investments in illiquid securities to 10% of net assets, at market value, at the time of purchase. The aggregate value of such securities at March 31, 1998 was $12,259,850 representing 0.40% of net assets. Pursuant to guidelines adopted by the board, certain unregistered securities are determined to be liquid and are not included within the 10% limitation specified above.

Federal taxes

      For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Accordingly, as a "pass-through" entity, the Portfolio does not pay any income dividends or capital gain distributions.

Other

      Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including level-yield amortization of premium and discount, is accrued daily.


2. Fees and expenses

      The Trust, on behalf of the Portfolio, has entered into an Investment Management Services Agreement with AEFC for managing its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.53% to 0.40% annually. The fees may be increased or decreased by a performance adjustment based on a comparison of the performance of Class A shares of IDS Managed Allocation Fund to the Lipper Flexible Portfolio Fund Index. The maximum adjustment is 0.08% of the Portfolio's average daily net assets on an annual basis. The adjustment decreased the fee by $534,717 for the six months ended March 31, 1998.

      Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, expenses incurred in connection with lending securities of the Portfolio and any other expenses properly payable by the Trust or Portfolio and approved by the board.

      During the six months ended March 31, 1998, the Portfolio's custodian fees were reduced by $8,010 as a result of earnings credits from overnight cash balances.

      Pursuant to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the units of the Trust.


3. Securities transactions

      Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $1,804,281,817 and $1,498,809,376, respectively, for the six months ended March 31, 1998. For the same period, the portfolio turnover rate was 59%. Realized gains and losses are determined on an identified cost basis.

      Brokerage commissions paid to brokers affiliated with AEFC were $94,575 for the six months ended March 31, 1998.


4. Foreign currency contracts

      At March 31, 1998, the Portfolio had entered into foreign currency exchange contracts that obligate the Portfolio to deliver currencies at specified future dates. The unrealized appreciation and/or depreciation on these contracts is included in the accompanying financial statements. See "Summary of significant accounting policies." The terms of the open contracts are as follows:

Exchange          Currency to    Currency to   Unrealized   Unrealized
date             be delivered    be received appreciation depreciation

April 1, 1998       3,758,676      2,036,119       $4,183    $      --
                Deutsche Mark    U.S. Dollar

April 2, 1998       1,567,996      1,106,662           --          485
              Canadian Dollar    U.S. Dollar

April 2, 1998       4,057,591      2,195,666        2,137           --
                Deutsche Mark    U.S. Dollar

April 3, 1998       1,710,029     64,450,987           --       59,555
                  U.S. Dollar      Thai Baht
                                                 --------    ---------
Total                                              $6,320      $60,040



5. Lending of portfolio securities

      At March 31, 1998, securities valued at $129,430,759 were on loan to brokers. For collateral, the Portfolio received $133,307,096 in cash. Income from securities lending amounted to $379,288 for the six months ended March 31, 1998. The risks to the Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.



6. Option contracts written

      The number of contracts and premium amounts associated with option contracts written is as follows:

                                Six months ended March 31, 1998

                                Puts                      Calls
                      Contracts      Premium     Contracts    Premium

Balance Sept. 30, 1997      --   $        --            --   $     --
Opened                    8,750   14,423,300         3,800    811,073
Closed                  (1,450)     (553,981)           --         --
Exercised               (2,500)   (1,016,216)       (2,800)  (651,578)
Expired                 (1,300)     (328,214)       (1,000)  (159,495)

Balance March 31, 1998   3,500   $12,524,889            --   $     --


See "Summary of significant accounting policies."


      Strategist Growth and Income Fund, Inc.

 Investments in securities


Total Return Portfolio
March 31, 1998 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks - 63.4%
Issuer                                    Shares            Value (a)

Aerospace & defense - 1.7%
AlliedSignal                             220,000           $9,240,000
Goodrich (BF)                            120,000            6,127,500
Lockheed Martin                          105,000           11,812,500
Raytheon Cl B                            190,800           11,137,950
Rockwell Intl                            242,500           13,913,438
                                                          -----------
Total                                                      52,231,388

Airlines - 0.4%
AMR                                       77,000(b)        11,025,438

Automotive & related - 1.2%
Ford Motor                               450,000           29,165,625
TRW                                      125,600            6,923,700
                                                          -----------
Total                                                      36,089,325

Banks and savings & loans - 3.7%
BankAmerica                              346,100           28,596,512
First Chicago NBD                        250,000           22,031,250
First Union                              450,928           25,590,164
Norwest                                   89,600            3,724,000
Toronto-Dominion Bank                      3,257              141,272
Wachovia                                 265,100           22,483,794
Washington Mutual                        179,700           12,887,859
                                                          -----------
Total                                                     115,454,851



Beverages & tobacco - 2.4%
Coca-Cola                                489,300          $37,890,169
Fortune Brands                           330,000           13,158,750
Philip Morris                            556,000           23,178,250
                                                          -----------
Total                                                      74,227,169

Building materials & construction - 0.7%
Masco                                    115,000            6,842,500
Tyco Intl                                258,300           14,109,638
                                                          -----------
Total                                                      20,952,138

Chemicals - 1.4%
Air Products & Chemicals                 175,000           14,503,125
Henkel KGaA                              235,966(g)        17,144,464
Monsanto                                 200,000           10,400,000
                                                          -----------
Total                                                      42,047,589

Communications equipment & services - 0.8%
Lucent Technologies                       85,000           10,869,375
Motorola                                 155,000            9,396,875
Tellabs                                   50,000(b)         3,356,250
                                                          -----------
Total                                                      23,622,500

Computers & office equipment - 3.1%
3Com                                      75,000(b)         2,695,313
Automatic Data Processing                231,300           15,742,855
Bay Networks                             140,000(b)         3,797,500
Cisco Systems                            152,850(b)        10,451,119
Compaq Computer                          288,000            7,452,000
Computer Associates Intl                 113,250            6,540,188
Computer Sciences                        100,000            5,500,000
Hewlett-Packard                          169,100           10,716,713
Microsoft                                196,800(b)        17,613,599
Parametric Technology                    100,000(b)         3,331,250
Xerox                                    104,800           11,154,650
                                                          -----------
Total                                                      94,995,187


Electronics - 0.8%
Harris                                    50,000           $2,606,250
Intel                                    286,000           22,325,875
                                                          -----------
Total                                                      24,932,125

Energy - 1.2%
Amoco                                    281,800           24,340,475
Unocal                                   350,000           13,540,625
                                                          -----------
Total                                                      37,881,100

Energy equipment & services - 0.2%
Baker Hughes                             180,800            7,277,200

Financial services - 1.3%
Fannie Mae                               100,000            6,325,000
H&R Block                                180,000            8,561,250
Travelers Group                          419,500           25,170,000
                                                          -----------
Total                                                      40,056,250

Food - 1.3%
Bestfoods                                131,000           15,310,625
General Mills                            173,000           13,148,000
Sara Lee                                 185,000           11,400,625
                                                          -----------
Total                                                      39,859,250

Foreign - 24.7%(j)
Accor                                     61,732(b)        15,838,296
Adidas                                    33,049(b)         5,859,239
Air Canada                               187,600(b)         1,702,143
Akbank T.A.S. ADR                        120,000(b)         1,680,000
Anglogold ADR                            987,950(b)         4,198,788
Argentaria                               150,510(b)        12,462,214
Baan                                     108,253(b,g)       5,177,656
Banca Intesa                           2,758,882(b)        17,250,434
Banque Natl de Paris                     349,332(b)        27,141,611
Barclays                                 246,046(b)         7,357,241
Bayerische Vereinsbank                   250,360(b,g)      18,271,489
BG                                     2,029,921(b)        10,495,709
Bombardier Cl B                          130,000(b)        $3,212,710
British Airways ADR                      549,106(b)         5,558,859
Centrais Eletricas Brasileiras ADR       452,000(g)        10,534,264
Cheung Kong Holdings                     807,000(b)         5,727,984
China Merchants Holdings Intl          6,594,000(b,g)       6,126,987
China North Inds                      16,500,000(b,i)       3,877,500
China Resources Enterprises            1,190,000(b)         2,411,083
China Telecom (Hong Kong)              3,900,000(b)         7,901,868
Cia de Telecomunicaciones de Chile ADR   230,000            6,339,375
City Developments                        243,000(b)         1,196,192
Compal Electronics                       366,000(b)         1,464,000
Compania Anonima Nacional
   Telefonos de Venezuela ADR            255,000(g)        10,662,188
Credit Suisse Group                       66,069(b)        13,218,134
Credito Italiano                       3,667,200(b,g)      18,112,583
EGIS                                      78,000(b)         4,204,852
Ericsson (LM) Cl B                       124,490(b,g)       5,915,863
Fomento Economico Mexicano Cl B        1,442,000(b)        10,481,424
Fujikura                                 770,000(b)         4,738,639
General Electric                       1,644,544(b)        13,029,855
Great Universal Stores                 1,047,203(b)        13,037,008
Grupo Financiero Bancomer Cl B         5,309,900(b)         3,130,075
Grupo Televisa                           120,600(b)         4,416,975
Hong Kong Telecommunications           1,300,000(b)         2,684,286
Imperial Chemical Inds                   506,327(b)         8,963,774
ING Groep                                362,790(b)        20,589,136
Instituto Bancario San Paolo di Torino 1,322,745(b)        18,536,560
Israel Chemical                        1,600,000(b)         1,919,520
Johnson Matthey                          445,179(b)         4,607,321
Koor Inds ADR                             13,200(b)           326,700
Korea Electric Power                     185,110(b,g)       2,405,762
Korea Electric Power                     172,470(b)         1,713,921
Lukoil Holding ADR                        93,500            6,572,490
Mannesmann                                 4,200(b)         3,074,278
Matav ADR                                135,000(b)         4,201,875
Michelin Cl B                            150,489(b,g)       8,982,352
Mosenergo ADR                            260,000(b,g)       9,620,000
NEC                                      487,000(b)         4,897,594
Newbridge Networks                        58,800(b)        $1,567,308
Nordbanken Holding                       820,996(b,g)       5,441,479
Northern Telecom                          47,600            3,076,150
Novartis                                  11,340(b)        20,069,084
Otosan Otomobil Sanayii                6,160,000(b)         3,800,665
Oversea-Chinese Banking                  555,440(b)         3,129,723
Panamerican Beverages Cl A                50,000            2,006,250
Perez Companc                          1,200,000(b)         8,065,210
Petro-Canada                             442,500            7,904,854
Petroleo Brasileiro ADR                  290,000(b,g)       6,886,252
Philips Electronics                      146,530(b)        10,755,140
Rhone-Poulenc Cl A                       475,476(b)        24,160,294
Rohm                                      42,000(b)         3,845,548
Royal Dutch Petroleum                    580,000           32,951,249
Sakura Bank                            1,664,000(b,g)       5,906,952
Samsung Electronics GDR                  125,000(b)         3,375,000
Schlumberger                             165,000           12,498,750
Schweizer Bankgesellschaft                10,359(b)        16,919,587
Shanghai Industrial Holdings           1,558,000(b,g)       6,373,709
Shell Transport & Trading                922,593(b)         6,761,739
Singapore Technologies Engineering     1,026,000(b)           908,470
SmithKline Beecham                       541,336(b)         6,775,520
Sony                                     100,000(b)         8,480,618
Sumitomo Realty & Development          1,325,000(b)         7,816,053
Synnex Technology Intl                   164,000(b)         1,037,627
Telecom Italia                         2,196,600(b,g)      13,457,558
Telecom Italia                         2,885,666(b)        22,735,985
Telecomunicacoes Brasileiras-Telebras ADR200,000           25,962,499
Telefonica de Argentina ADR              364,000(g)        13,854,750
Telefonica del Peru ADR                   75,000            1,617,188
Telefonos de Mexico ADR Cl L             262,000           14,770,250
Thai Farmers Bank                        724,000(b)         1,807,682
Tokyo Electron                           120,000(b)         4,043,679
Toronto-Dominion Bank                    285,000           12,315,622
TOTAL Cl B                                81,000(b)         9,724,313
Unilever                               1,340,560(b)        12,595,347
United Overseas Bank                     398,000(b)         2,205,634
Vendex Intl                              193,000(b)        12,221,636
Vimpel-Communications ADR                 57,000(b)        $2,536,500
Vodafone                                 757,311            7,888,379
Westpac Banking                        1,124,000(b)         7,522,775
Yapi Kredit Finance                  175,000,000(b)         6,046,425
YPF Sociedad Anonima ADR                  67,000            2,278,000
                                                          -----------
Total                                                     765,926,260

Furniture & appliances - 0.3%
Maytag                                   225,000           10,757,813

Health care - 5.1%
ALZA                                      97,800(b)         4,382,663
American Home Products                   147,000           14,020,125
Amgen                                    116,000(b)         7,061,500
Baxter Intl                              190,000           10,473,750
Boston Scientific                         91,400(b)         6,169,500
Bristol-Myers Squibb                     215,500           22,479,344
Guidant                                   59,600            4,373,150
Johnson & Johnson                        319,000           23,386,687
Merck & Co                               233,600           29,988,399
Pfizer                                   229,600           22,888,250
Schering-Plough                          160,000           13,070,000
                                                          -----------
Total                                                     158,293,368

Health care services - 0.7%
HBO & Co                                  73,400            4,431,525
Service Corp Intl                        136,400            5,788,475
Tenet Healthcare                         162,000(b)         5,882,625
United Healthcare                        100,000            6,475,000
                                                          -----------
Total                                                      22,577,625

Household products - 1.9%
Colgate-Palmolive                        117,000           10,135,125
Gillette                                 172,800           20,509,200
Procter & Gamble                         320,100           27,008,438
                                                          -----------
Total                                                      57,652,763


Industrial equipment & services - 0.1%
Deere & Co                                69,300           $4,292,269

Insurance - 1.0%
Allstate                                  50,000            4,596,875
American Intl Group                       70,000            8,815,625
SunAmerica                               125,000            5,984,375
UNUM                                     185,670           10,246,663
                                                          -----------
Total                                                      29,643,538

Media - 0.8%
CBS                                      398,000           13,507,125
Clear Channel Communications             105,000(b)        10,290,000
Gannett                                   27,000            1,940,625
                                                          -----------
Total                                                      25,737,750

Metals - 0.6%
Aluminum Co of America                   158,800           10,927,425
Reynolds Metals                          133,300            8,189,619
                                                          -----------
Total                                                      19,117,044

Multi-industry conglomerates - 1.8%
Cendant                                  230,000(b)         9,113,750
Emerson Electric                          45,000            2,933,438
General Electric                         505,600           43,576,400
                                                          -----------
Total                                                      55,623,588

Paper & packaging - 0.3%
Tenneco                                  225,000            9,604,688

Retail - 2.1%
Consolidated Stores                       50,000(b)         2,146,875
Dayton Hudson                            110,000            9,680,000
Home Depot                               145,000            9,778,438
Kroger                                   220,000(b)        10,161,250
Penney (JC)                               30,000            2,270,625
Rite Aid                                 180,000            6,165,000
Wal-Mart Stores                          505,200           25,670,475
                                                          -----------
Total                                                      65,872,663


Textiles & apparel - 0.2%
Nike Cl B                                130,000           $5,752,500

Transportation - 0.1%
Burlington Northern Santa Fe              30,000            3,120,000

Utilities -- electric - 0.2%
Edison Intl                              110,000            3,231,250
Unicom                                    75,000            2,625,000
                                                          -----------
Total                                                       5,856,250

Utilities -- gas - 0.6%
Enron                                    405,000           18,781,875

Utilities -- telephone - 2.7%
AirTouch Communications                  300,000(b)        14,681,250
Ameritech                                136,000            6,723,500
AT&T                                     255,000           16,734,375
BellSouth                                111,000            7,499,438
MCI Communications                        94,000            4,653,000
SBC Communications                       154,600            6,744,425
U S WEST Communications                  307,000           16,808,249
WorldCom                                 217,000(b)         9,344,563
                                                          -----------
Total                                                      83,188,800

Total common stocks
(Cost: $1,586,959,596)                                 $1,962,450,304


Preferred stocks & other - 0.4%
Issuer                                    Shares            Value (a)

Banca Intesa
  Warrants                             2,758,882           $4,070,495
Bar Technologies
  Warrants                                 3,000              165,000
KMC Telecommunications Holdings
  Warrants                                 3,000            1,762,500
Martin Media                              20,000(k)         2,000,000
Paxson Communications
  12.50% Pay-in-kind
  Exchangeable                            21,110(h)         2,216,550
Rhone-Poulenc
  Warrants                               125,360(c)           705,969
Unifi Communications
  Warrants                                 3,000                   30

Total preferred stocks & other
(Cost: $6,561,784)                                        $10,920,544



Bonds - 27.5%
Issuer                        Coupon      Principal         Value(a)
                               rate        amount

U.S. government obligations - 2.9%
U.S. Treasury
  04-30-00                     6.75%    $32,000,000       $32,704,960
  06-30-02                     6.25       8,000,000         8,166,000
  08-15-04                     7.25      20,000,000        21,646,200
  08-15-23                     6.25       9,700,000        10,000,215
  08-15-27                     6.375     20,000,000(g)     21,142,600
                                                          -----------
Total                                                      93,659,975

Mortgage-backed securities - 2.1%
Federal Home Loan Mtge Corp
  03-01-13                     5.50      10,890,011        10,502,054
  12-01-25                     7.50      22,816,746        23,441,469
  10-01-26                     8.50       3,627,029         3,794,960
  01-01-27                     8.50       1,911,700         2,000,211
Federal Natl Mtge Assn
  05-01-24                     7.50      15,605,908        16,091,720
  Collateralized Mtge Obligation
  05-18-26                     5.00       9,593,000         8,678,667
                                                          -----------
Total                                                      64,509,081

Aerospace & defense - 0.3%
K&F Inds
  Sr Sub Nts Series B
  10-15-07                     9.25       1,000,000         1,047,500
L-3 Communications
  Sr Sub Nts Series B
  05-01-07                    10.375      1,035,000         1,146,263
Newport News Shipbuilding
  Sr Nts
  12-01-06                     8.625        800,000           853,000
Northrop-Grumman
  03-01-16                     7.75       5,000,000         5,443,500
                                                          -----------
Total                                                       8,490,263



Airlines - 0.2%
Northwest Airlines
  Company Guaranty 1st Series 1991
  01-02-15                     8.07%     $3,934,345        $4,263,177
  01-02-15                     8.97       1,954,104         2,129,700
                                                          -----------
Total                                                       6,392,877

Banks and savings & loans - 1.3%
CAF
  02-01-03                     7.10       6,500,000         6,687,785
First Nationwide Holdings
  Sr Sub Nts
  10-01-03                    10.625      1,960,000         2,200,100
Greenpoint Capital
  Company Guaranty
  06-01-27                     9.10       1,300,000         1,433,393
Provident Cos
  03-15-38                     7.41      11,000,000        11,034,540
Union Planters Bank
  Sub Nts
  03-15-18                     6.50      10,000,000         9,934,600
US Trust Capital
  02-01-27                     8.41       1,500,000(c)      1,632,330
Washington Mutual Capital
  Company Guaranty
  06-01-27                     8.375      1,500,000(c)      1,631,565
Wilshire Financial Services
  Series B
  08-15-04                    13.00       4,000,000         4,360,000
                                                          -----------
Total                                                      38,914,313

Building materials & construction - 0.2%
AAF-McQuay
  Sr Nts
  02-15-03                     8.875      2,535,000         2,509,650
Southdown
  Sr Sub Nts Series B
  03-01-06                    10.00       2,350,000         2,614,375
                                                          -----------
Total                                                       5,124,025


Chemicals - 0.1%
Polymer Group
  Sr Sub Nts
  03-01-08                     8.75%     $4,000,000        $4,090,000

Communications equipment & services - 0.4%
Interamericas Communications
  10-27-07                    14.00         500,000(b)        505,000
NTL
  Zero Coupon
  04-01-08                    11.48       6,000,000(c,f)    6,576,074
RCN
  Zero Coupon Sr Disc Nts
  02-15-08                     9.80       4,800,000(c,f)    3,024,000
Unifi Communications
  Sr Nts
  03-01-04                    14.00       3,000,000         2,013,750
                                                          -----------
Total                                                      12,118,824

Electronics - 0.1%
Thomas & Betts
  01-15-06                     6.50       4,500,000         4,491,270

Energy - 0.4%
Forcenergy
  Sr Sub Nts
  11-01-06                     9.50       1,000,000         1,055,000
Transamerica Energy
    06-15-02                  11.50         600,000           598,500
  Zero Coupon
  06-15-02                    13.00       1,300,000(f)      1,105,000
USX
  03-01-08                     6.85      10,000,000        10,041,900
                                                          -----------
Total                                                      12,800,400


Energy equipment & services - 0.2%
Cliffs Drilling
  Company Guaranty Series D
  05-15-03                    10.25%     $3,000,000        $3,255,000
DI Inds
  Sr Nts
  07-01-07                     8.875      1,500,000         1,552,500
                                                          -----------
Total                                                       4,807,500

Financial services - 0.9%
Arcadia Financial
  Sr Nts
  03-15-07                    11.50       1,825,000         1,815,875
Beneficial
  Medium-term Nts
  02-18-13                     6.25      10,000,000         9,875,300
DTI Holdings
  03-01-08                    12.50       6,120,000(c)      3,595,500
Providian Natl Bank
  Sr Nts
  03-15-03                     6.70      10,000,000        10,028,600
Sasco
  02-25-28                     6.76       2,500,000         2,515,234
                                                          -----------
Total                                                      27,830,509

Food - 0.1%
Ameriserve Food
  Company Guaranty
  07-15-07                    10.125      1,750,000         1,887,813

Foreign - 8.2%(j)
Airplanes GPA Cl D
  (U.S. Dollar) Series 1
  03-15-19                    10.875      2,750,000         3,067,735
Argentine Republic
  (U.S. Dollar)
  03-31-23                     5.50      28,000,000        21,419,999

Australis Media
  (U.S. Dollar)
  11-01-00                    14.00%       $454,044          $321,869
  (U.S. Dollar) Zero Coupon
  05-15-03                     5.30       5,000,000(f)      1,250,000
  05-15-03                     5.30          40,885(f)         10,272
City of Moscow
  (Russian Ruble) Zero Coupon
  07-01-98                    22.80       5,018,918(e)      4,630,454
  12-31-98                    21.80       6,153,151(e)      5,146,496
  (U.S. Dollar)
  05-31-00                     9.50       3,000,000(c)      2,955,000
Comp Paranaense De Energ
  (U.S. Dollar)
  05-02-05                     9.75       2,000,000(c)      2,025,000
Dao Heng Bank
  (U.S. Dollar) Sub Nts
  01-24-07                     7.75       2,500,000(c)      2,277,850
Daya Guna
  (U.S. Dollar) Company Guaranty
  06-01-07                    10.00       2,400,000(c)      2,136,000
Delphes  2
  (U.S. Dollar)
  05-05-09                     7.75       3,700,000         3,737,000
Doman Inds
  (U.S. Dollar) Sr Nts Series B
  11-15-07                     9.25       2,300,000         2,317,250
Equador
  (U.S. Dollar)
  02-27-15                     6.69       3,338,010         2,150,930
Espirito Santo Centrais
  (U.S. Dollar) Sr Nts
  07-15-07                    10.00       3,000,000(c)      2,940,000
Globo Communicacoes Participacoes
  (U.S. Dollar) Sr Nts
  12-05-08                    10.625      2,275,000(c)      2,320,500
Govt of Algeria
  (U.S. Dollar)  Zero Coupon
  12-31-20                     1.27       2,675,000(e)      1,693,623

Govt of Russia
  (Russian Ruble)
  09-27-00                    14.00%     19,002,914        $2,391,725
  (U.S. Dollar)
  07-28-00                    10.375      4,000,000         3,620,000
  (U.S. Dollar) Zero Coupon
  12-29-49                     6.60       2,500,000(e)      1,767,200
Greater Beijing
  (U.S. Dollar) Sr Nts
  06-15-04                     9.25       1,200,000(c)        979,488
  06-15-07                     9.50       1,400,000(c)      1,127,742
Grupo Iusacell
  (U.S. Dollar)
  07-15-04                    10.00       1,000,000         1,042,500
Grupo Televisa
  (U.S. Dollar) Sr Nts Series A
  05-15-03                    11.375      2,750,000         3,031,875
Guangdong Enterprises
  (U.S. Dollar) Sr Nts
  05-22-07                     8.875      2,200,000(c)      1,948,298
Hutchison Whampo Finance
  (U.S. Dollar) Company Guaranty
  08-01-17                     7.45       1,000,000(c)        908,900
  08-01-27                     7.50       1,650,000(c)      1,489,571
Hyundai Semiconductor
  (U.S. Dollar) Sr Nts
  05-15-07                     8.625      5,000,000(c)      4,165,450
Imexsa Export Trust
  (U.S. Dollar)
  05-31-03                    10.125      3,000,000(c)      3,142,500
IPC Magazines Group
  (British Pound)
  03-15-08                    15.90       1,875,000(c)      3,113,910
  (British Pound) Zero Coupon
  03-15-08                    17.76       2,000,000(c,e)    1,982,860
Jasmine Submarine Telecom
  (U.S. Dollar) Sr Nts
  05-30-11                     8.48       1,273,610(c)      1,087,816

Korea Electric Power
  (U.S. Dollar)
  02-01-27                     7.00%    $12,500,000       $10,731,375
MDC Communications
  (U.S. Dollar) Sr Sub Nts
  12-01-06                    10.50       1,000,000         1,078,750
Mexican Cetes
  (Mexican Peso) Zero Coupon
  06-04-98                    23.32      12,775,000(e)      1,541,176
Ministry Finance Russia
  (U.S. Dollar)
  11-27-01                     9.25         850,000(c)        831,406
  06-26-07                    10.00      17,500,000(c)     16,657,812
Nationwide CSN Trust
  (U.S. Dollar)
  02-15-25                     9.875      5,000,000(c)      5,983,850
Netia Holdings
  (U.S. Dollar) Company Guaranty
  11-01-07                    10.25       6,000,000(c)      6,180,000
Philippine Long Distance Telephone
  (U.S. Dollar)
  03-06-07                     7.85       1,250,000(c)      1,157,688
  (U.S. Dollar) Medium-term Nts Series E
  03-06-17                     8.35       1,000,000(c)        899,080
Pindo Deli Finance Mauritius
  (U.S. Dollar) Company Guaranty
  10-01-07                    10.75       1,300,000(c)      1,069,250
PLD Telekom
  (U.S. Dollar) Zero Coupon
  06-01-04                     3.73       3,000,000(e)      3,000,000
Plitt Theatres
  (U.S. Dollar) Sr Sub Nts
  06-15-04                    10.875      5,000,000         5,437,500
Poland Telecom Finance
  (U.S. Dollar)
  12-01-07                    14.00       5,500,000(c)      6,118,750

Province of Mendoza
  (U.S. Dollar)
  09-04-07                    10.00%     $2,000,000(c)     $1,946,520
PTC Intl Finance
  (U.S. Dollar) Zero Coupon Company Guaranty
  07-01-07                    10.75       2,000,000(e)      1,370,000
Republic of Argentina
  (Argentine Peso)
  07-10-02                     8.75      18,000,000(c)     16,667,999
  02-12-07                    11.75      13,000,000        13,503,749
  (U.S. Dollar)
  07-10-02                     8.750     10,000,000         9,260,000
Republic of Brazil
  (U.S. Dollar)
  04-15-14                     8.00       5,701,300         4,778,402
  05-15-27                    10.125     10,500,000        10,473,750
Republic of Panama
  (U.S. Dollar)
  02-13-02                     7.875      1,000,000(c)      1,008,140
Rogers Cantel
  (U.S. Dollar)
  06-01-08                     9.375      2,800,000         2,968,000
Southern Peru Copper
  (U.S. Dollar)
  05-30-07                     7.90       1,000,000         1,022,020
Tatneft Finance
  (U.S. Dollar) Company Guaranty
  10-29-02                     9.00       2,000,000(c)      1,852,980
Texon Intl
  (Deutsche Mark) Sr Nts
  02-01-08                     3.09       4,000,000         2,248,880
Tjiwi Kimia FN Mauritius
  (U.S. Dollar) Company Guaranty
  08-01-04                    10.00       2,900,000         2,392,500
United Mexican States
  (U.S. Dollar)
  12-31-19                     6.25      25,000,000        21,156,250

Veninfotel
  (U.S. Dollar) Cv Pay-in-kind
  03-01-02                    10.00%     $2,000,000(h,k)   $3,000,000
  03-01-02                    10.00         250,000(h,k)      375,000
Veritas Holdings
  (U.S. Dollar) Sr Nts
  12-15-03                     9.625      1,273,000         1,366,884
Zhuhai Highway
  (U.S. Dollar) Sub Nts
  07-01-08                    11.50       5,000,000(c)      4,752,850
Zurich Capital
  (U.S. Dollar) Company Guaranty
  06-01-37                     8.38       1,875,000(c)      2,048,231
                                                          -----------
Total                                                     255,078,605

Furniture & appliances - 0.2%
Interface
  Sr Sub Nts Series B
  11-15-05                     9.50       2,500,000         2,687,500
Lifestyle Furnishings
  Company Guaranty
  08-01-06                    10.875      3,250,000         3,644,063
                                                          -----------
Total                                                       6,331,563

Health care - 0.5%
Baxter Intl
  02-15-28                     6.625     10,000,000         9,776,400
Lilly (Eli)
  01-01-36                     6.77       5,000,000         5,131,150
                                                          -----------
Total                                                      14,907,550

Health care services - 1.0%
Magellan Health Services
  Sr Sub Nts
  02-15-08                     9.00       2,500,000(c)      2,531,250
Manor Care
  Sr Nts
  06-15-06                     7.50       7,000,000         7,433,930

Owens & Minor
  Company Guaranty
  06-01-06                    10.875%    $3,200,000        $3,580,000
Service Corp Intl
  03-15-20                     6.30      11,850,000        11,809,710
Vencor
  Sr Sub Nts
  07-15-07                     8.625      4,000,000         4,500,000
                                                          -----------
Total                                                      29,854,890

Household products - 0.2%
Revlon Consumer Products
  Sr Nts
  02-01-06                     8.125      5,000,000(c)      5,075,000

Industrial equipment & services - 0.8%
AGCO
  Sr Sub Nts
  03-15-06                     8.50       2,800,000         2,912,000
Alliance Imaging
  Sr Sub Nts
  12-15-05                     9.625      5,000,000         5,225,000
Chattem
  Sr Sub Nts
  04-01-08                     8.875      2,200,000(c)      2,233,000
Concentric Network
  12-15-07                    12.75       3,800,000         4,370,000
Imperial Holly
  Company Guaranty
  12-15-07                     9.75       3,400,000         3,510,500
Jorgensen (Earle M)
  Sr Nt
  04-01-05                     9.50       1,225,000(c)      1,240,313
Packaged Ice
  Sr Nt
  02-01-05                     9.75       3,500,000(c)      3,578,750
Purina Mills
  Sr Sub Nts
  03-15-10                     9.00       1,475,000(c)      1,526,625
                                                          -----------
Total                                                      24,596,188


Insurance - 0.6%
American United Life Insurance
  03-30-26                     7.75%     $5,000,000(c,k)   $5,145,350
Executive Risk Capital
  Company Guaranty Series B
  02-01-27                     8.675      1,500,000         1,660,620
Metropolitan Life Insurance
  11-01-25                     7.80       4,800,000(c)      5,209,872
Minnesota Mutual Life
  09-15-25                     8.25       4,500,000(c)      5,157,360
                                                          -----------
Total                                                      17,173,202

Leisure time & entertainment - 1.3%
Icon Fitness
  Zero Coupon Sr Disc Nts Series B
  11-15-06                    15.76      10,500,000(e)      6,168,750
Mirage Resorts
  02-01-08                     6.75       8,750,000         8,737,838
Speedway Motorsports
  08-15-07                     8.50       2,000,000         2,087,500
Time Warner
  02-01-24                     7.57      11,875,000        12,573,368
  01-15-28                     6.95       5,000,000         4,876,600
Venetian Casino/LV Sands
  Mtge
  11-15-04                    12.25       3,940,000(c)      4,077,900
  Sr Sub Nts
  11-15-05                    10.00       3,000,000(c)      2,846,250
                                                          -----------
Total                                                      41,368,206

Media - 0.7%
CSC Holdings
  Sr Sub Debs
  05-15-16                    10.50       3,000,000         3,510,000
Heritage Media
  Sr Sub Nts
  02-15-06                     8.75       5,000,000         5,362,500

Lamar Advertising
  Company Guaranty
  12-01-06                     9.625%      $800,000          $872,000
Liberty Group
  Sr Sub Nts
  02-01-08                     9.375      3,750,000         3,843,750
News America Holdings
  10-15-12                    10.125      2,175,000         2,531,809
TCI Communications
  08-01-15                     8.75       5,000,000         5,803,200
                                                          -----------
Total                                                      21,923,259

Metals - 0.2%
Bar Technologies
  Company Guaranty
  04-01-01                    13.50       3,000,000(c)      3,307,500
EnviroSource
  Sr Nts
  06-15-03                     9.75       1,300,000(c)      1,329,250
  06-15-03                     9.75         530,000           541,925
                                                          -----------
Total                                                       5,178,675

Miscellaneous - 0.8%
Adams Outdoor Advertising
  Sr Nts
  03-15-06                    10.75       3,900,000         4,319,250
BTI Telecommunications
  Sr Nts
  09-15-07                    10.50       1,150,000         1,170,125
FCB/NC Capital
  Company Guaranty
  03-01-28                     8.05       4,625,000         4,681,748
Michael Petroleum
  Sr Nts
  04-01-05                    11.50       1,250,000(c)      1,235,938
MSX Intl
  Sr Sub Nts
  01-15-08                    11.375      2,450,000         2,548,000

NSM Steel
  02-01-08                    12.25%     $4,300,000        $4,149,500
  Company Guaranty
  02-01-06                    12.00       4,350,000         4,197,750
Outsourcing Solutions
  Sr Sub Nts Series B
  11-01-06                    11.00       1,075,000         1,183,844
SFX Entertainment
  Sr Sub Nts
  02-01-08                     9.125      2,400,000         2,376,000
                                                          -----------
Total                                                      25,862,155

Multi-industry conglomerates - 0.2%
Pierce Leahy
  Sr Sub Nts
  07-15-06                    11.125        488,000(c)        557,540
Prime Succession
  Sr Sub Nts
  08-15-04                    10.75       1,275,000         1,402,500
USI American Holdings
  Sr Nts Series B
  12-01-06                     7.25       3,000,000         3,030,240
                                                          -----------
Total                                                       4,990,280

Municipal bonds - 0.1%
New Jersey Economic Development
  Authority State Pension Funding
  Revenue Bonds (MBIA Insured)
  02-15-29                     7.425      3,000,000         3,274,800

Paper & packaging - 0.5%
Gaylord Container
  Sr Nts
  06-15-07                     9.375      9,000,000(c)      9,067,500
  06-15-07                     9.75       1,300,000         1,339,000
Owens-Illinois
  Sr Nts
  05-15-04                     7.85       2,000,000         2,090,240
Silgan Holdings
  06-01-09                     9.00       2,050,000         2,147,375
Stone Container
  Sr Sub Deb
  04-01-02                    12.25%     $1,000,000        $1,030,000
                                                          -----------
Total                                                      15,674,115

Restaurants & lodging - 0.3%
MGM Grand
  02-06-08                     6.875     10,000,000         9,820,500

Retail - 0.9%
Dayton Hudson
  12-01-22                     8.50       2,500,000         2,710,900
Great Atlantic & Pacific Tea
  04-15-07                     7.75      10,000,000        10,751,700
Kroger
  Sr Nts
  07-15-06                     8.15       5,000,000         5,443,750
Wal-Mart CRAVE Trust
  07-17-06                     7.00       8,961,293(c)      9,192,673
                                                          -----------
Total                                                      28,099,023

Textiles & apparel - 0.1%
Pillowtex
  Sr Sub Nts
  12-15-07                     9.00       2,500,000(c)      2,615,625

Transportation - 0.4%
Enterprise Rent-A-Car USA Finance
  02-15-08                     6.80      10,000,000         9,957,000
  Company Guaranty Medium-term Nts
    01-15-06                   6.95       3,000,000(c)      3,069,000
                                                          -----------
Total                                                      13,026,000

Utilities -- electric - 0.7%
AES
  Sr Sub Nts
  11-01-07                     8.50       3,200,000         3,312,000
Cleveland Electric Illuminating
  07-01-00                     7.19       3,000,000         3,049,020

CMS Energy
  Sr Nts
  05-15-02                     8.125%    $2,900,000        $2,982,331
El Paso Electric
  1st Mtge Series B
  05-01-01                     7.75       5,000,000         5,137,850
Public Services Electric & Gas
  1st & Ref Mtge
  01-01-16                     6.75       7,365,000         7,447,709
                                                          -----------
Total                                                      21,928,910

Utilities -- gas - 0.2%
Columbia Gas System
  Series E
  11-28-10                     7.32       5,043,000         5,199,837

Utilities -- telephone - 0.5%
Geotek Communications
  Cv Sr Sub Nts
  02-15-01                    12.00       2,485,000(k)      1,739,500
Intermedia Communications
  Sr Nts Series B
  11-01-07                     8.875      1,600,000         1,716,000
McLeod USA
  Sr Nts
  03-15-08                     8.375      2,300,000(c)      2,386,250
Omnipoint
  Sr Nts
  08-15-06                    11.625      5,000,000         5,525,000
Worldcom
  04-01-07                     7.75       3,000,000         3,246,000
                                                          -----------
Total                                                      14,612,750

Total bonds
(Cost: $834,135,549)                                     $851,707,983



Options purchased - 0.8%
Issuer              Shares    Exercise   Expiration         Value(a)
                                price       date

Call
Russell 2000            350,000 $438       Dec. 1998      $23,548,000

Total options purchased
(Cost: $12,524,889)                                       $23,548,000


Short-term securities - 12.0% (l)
Issuer                        Annualized     Amount          Value (a)
                             yield on date payable at
                              of purchase   maturity

U.S. government agencies - 0.6%
Federal Home Loan Bank Disc Nt
  04-13-98                      5.48%      $2,100,000      $2,096,178
Federal Home Loan Mtge Corp Disc Nts
  04-16-98                      5.47        1,100,000       1,097,502
  04-20-98                      5.49        1,100,000       1,096,824
  04-21-98                      5.48        7,000,000       6,978,767
Federal Natl Mtge Assn Disc Nt
  04-20-98                      5.49        6,900,000       6,880,044
                                                          -----------
Total                                                      18,149,315

Commercial paper - 11.0%
ABB Treasury Center USA
  04-28-98                      5.56       10,000,000(d)    9,958,450
BBV Finance (Delaware)
  04-08-98                      5.54        4,200,000       4,195,492
Bell Atlantic
  04-03-98                      5.54       12,100,000      12,096,282
  04-07-98                      5.54        5,800,000       5,794,664
Beneficial
  05-18-98                      5.57        7,000,000       6,949,462
CAFCO
  04-20-98                      5.55        7,500,000(d)    7,478,110
  04-29-98                      5.57        5,900,000(d)    5,874,577
Ciesco LP
  04-15-98                      5.56%   $11,400,000       $11,375,484
  04-20-98                      5.54     10,200,000        10,170,392
  04-24-98                      5.55      3,900,000         3,886,246
  05-14-98                      5.54      3,200,000(d)      3,178,978
CIT Group Holdings
  04-24-98                      5.56     10,000,000         9,964,733
Commercial Credit
  04-16-98                      5.53     10,000,000         9,977,125
Commerzbank U.S. Finance
  05-01-98                      5.58      4,400,000         4,379,613
Consolidated Natural Gas
  04-27-98                      5.56     10,000,000         9,959,989
Daimler-Benz
  04-23-98                      5.52     13,800,000        13,753,785
Delaware Funding
  04-17-98                      5.54      9,100,000(d)      9,076,264
Dresdner US Finance
  04-02-98                      5.59      9,000,000         8,998,607
Ford Motor Credit
  04-09-98                      5.57     15,000,000        14,981,534
Heinz (HJ)
  04-22-98                      5.54     10,000,000         9,967,917
Household Finance
  04-20-98                      5.56      7,500,000         7,478,110
  04-24-98                      5.57      8,300,000         8,270,676
  05-13-98                      5.56     15,000,000        14,903,400
Intl Lease Finance
  04-08-98                      5.54      4,400,000         4,395,277
Kredietbank North America Finance
  05-04-98                      5.55     12,500,000        12,433,341
  05-08-98                      5.50     10,000,000         9,943,472
Morgan Stanley, Dean Witter, Discover & Co
  05-05-98                      5.56      7,800,000         7,759,336
Natl Australia Funding (Delaware)
  05-11-98                      5.54      5,700,000         5,665,167
NBD Bank Canada
  04-13-98                      5.56%    $2,100,000        $2,096,122
New Center Asset Trust
  04-09-98                      5.55     10,000,000         9,987,733
  04-14-98                      5.52     15,000,000        14,970,317
Novartis Finance
  04-08-98                      5.52      4,200,000         4,194,465
Paccar Financial
  04-14-98                      5.54      5,000,000         4,990,033
  04-22-98                      5.56      4,700,000         4,684,811
Reed Elsevier
  05-11-98                      5.54      3,600,000(d)      3,578,000
SBC Communications Capital
  04-23-98                      5.53     10,000,000(d)      9,966,450
Toyota Motor Credit
  05-01-98                      5.58      8,400,000         8,361,150
USAA Capital
  04-22-98                      5.55      8,000,000         7,974,287
Westpac Capital
  04-07-98                      5.57     16,700,000        16,684,581
Xerox Credit
  04-01-98                      5.51      9,000,000         9,000,000
                                                        -------------
Total                                                     339,354,432

Letter of credit - 0.4%
Bank of America -
AES Hawaii
  04-16-98                      5.55     12,600,000        12,570,967

Total short-term securities
(Cost: $370,080,953)                                     $370,074,714

Total investments in securities
(Cost $2,810,262,771)(m)                               $3,218,701,545

Notes to investments in securities


(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing.

(c) Represents  a  security  sold  under  Rule  144A,   which  is  exempt  from
registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.

(d) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(e) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(f) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to interest reset date disclosed.

(g) Security is partially or fully on loan. See Note 5 to the financial statements.

(h) Pay-in-kind securities are securities in which the issuer has the option to make interest or dividend payments in cash or in additional securities. The securities issued as interest or dividends usually have the same terms, including maturity date, as the pay-in-kind securities.

(i) Investments representing 5% or more of the outstanding voting securities of the issuer. Transactions with companies that are or were affiliates during the six months ended March 31, 1998 are as follows:


                  Beginning   Purchase Sales   Ending    Dividend    Value(a)
Issuer               cost       cost   cost     cost      income

China North Inds  $13,079,176  $  --  $  --  $13,079,176   $  --   $3,877,500


(j) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated.


(k) Identifies issues considered to be illiquid as to their  marketability  (see
Note 1 to the financial statements). Information concerning such security holdings at March 31, 1998, is as follows:

    Security                          Acquisition                 Cost
                                          dates

    American United Life*
      7.75% 2026                          2-13-96            $5,000,000

    Geotek Communications
      12.00% 2001 Cv Sr Sub Nts            3-4-96             2,485,000

    Martin Media                         12-22-97             2,000,000

    Veninfotel
      10.00% 2002
      (U.S. Dollar) Cv Pay-in-kind   03-05-97 through 07-23-97  2,250,000

    *Represents  a  security  sold  under  Rule  144A,   which  is  exempt  from
registration under the Securities Act of 1933, as amended.


(l) At March 31, 1998, cash or short-term securities were designated to cover open put options written as follows:

    Issuer          Shares     Exercise     Expiration       Value(a)
                                  price           date

    Russell 2000   350,000          $38      Dec. 1998     $3,829,000


(m) At March 31, 1998, the cost of securities for federal income tax purpose was approximately $2,809,965,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

    Unrealized appreciation                             $457,221,000
    Unrealized depreciation                              (48,484,000)

    Net unrealized appreciation                         $408,737,000


See accompanying notes to investments in securities.

                          American Express Service Corporation, Distributor





                                                             S-6137 C (5/98)